UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Address of principal executive offices) ( Zip code)

Robert J. Francais
Aspiriant Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 29

Date of reporting period: August 31, 2015

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

ASPIRIANT INCOME OPPORTUNITIES FUND

Each a series of Aspiriant Trust

Semi-Annual Report

August 31, 2015
(Unaudited)

ASPIRIANT TRUST

TABLE OF CONTENTS

Schedule of Investments	2
Summary of Investments	39
Statement of Assets and Liabilities.	41
Statement of Operations	43
Statement of Changes in Net Assets	44
Financial Highlights	45
Notes to Financial Statements	47
Other Information	63
Expense Example	67

2

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK – 62.1%
	AUSTRALIA – 1.0%
2,670	Altium Ltd.	$7,714
1,471	Ansell Ltd.	23,323
6,727	APN News & Media Ltd.*	2,415
350	ASX Ltd.	9,817
2,886	Austal Ltd.	4,297
13,427	Australia & New Zealand Banking Group Ltd.	267,049
3,748	Australian Pharmaceutical Industries Ltd.	4,329
9,632	Aveo Group	19,023
12,805	BHP Billiton Ltd.	234,558
5,224	BHP Billiton Ltd. - ADR[1]	192,400
3,916	Boral Ltd.	15,744
943	Bradken Ltd.	779
942	BT Investment Management Ltd.	6,435
5,664	Cabcharge Australia Ltd.	12,555
7,143	Caltex Australia Ltd.	162,030
4,352	Challenger Ltd.	22,111
883	Computershare Ltd.	6,216
824	CSL Ltd.	53,705
7,420	CSR Ltd.	16,390
5,048	Dexus Property Group - REIT	26,419
495	Domino's Pizza Enterprises Ltd.	13,931
3,850	Downer EDI Ltd.	9,927
3,938	Echo Entertainment Group Ltd.	13,761
42,564	Fairfax Media Ltd.	25,845
9,662	Federation Centres - REIT	19,423
9,542	Goodman Group - REIT	41,240
9,203	GPT Group - REIT	29,412
4,569	GUD Holdings Ltd.	28,912
5,072	Investa Office Fund - REIT	13,868
48,784	Lend Lease Group	482,710
2,915	Macquarie Group Ltd.	157,337
1,685	Mantra Group Ltd.	4,088
1,788	McMillan Shakespeare Ltd.	18,337
20,198	Mirvac Group - REIT	25,110
9,595	National Australia Bank Ltd.	212,755
5,274	Newcrest Mining Ltd.*	42,081
7,435	Nufarm Ltd.	37,748
11,349	OZ Minerals Ltd.	30,433
239,340	Qantas Airways Ltd.*	571,734
3,460	QBE Insurance Group Ltd.	32,491

Number of Shares		Value
	COMMON STOCK (Continued)
	AUSTRALIA (Continued)
1,321	Ramsay Health Care Ltd.	$58,562
1,905	Rio Tinto Ltd.	68,320
25,068	Scentre Group - REIT	67,902
68,514	Sigma Pharmaceuticals Ltd.	39,182
1,127	Sirtex Medical Ltd.	27,684
5,987	Slater & Gordon Ltd.	13,914
10,681	Spark Infrastructure Group	15,093
12,704	Stockland - REIT	35,297
54,531	Tabcorp Holdings Ltd.	179,857
17,344	Telstra Corp. Ltd.	71,156
28,656	Transfield Services Ltd.*	23,819
3,745	Virtus Health Ltd.	13,749
9,438	Westfield Corp. - REIT	65,356
		3,578,343
	AUSTRIA – 0.0%
4,993	Austria Technologie & Systemtechnik A.G.	79,319
499	BUWOG A.G.	10,523
814	CA Immobilien Anlagen A.G.	15,118
506	Conwert Immobilien Invest S.E.*	6,575
99	DO & CO A.G.	9,308
712	Oesterreichische Post A.G.	27,362
		148,205
	BELGIUM – 0.4%
145	Ackermans & van Haaren N.V.	21,473
805	Ageas	32,863
1,273	AGFA-Gevaert N.V.*	3,882
215	Befimmo S.A. - REIT	13,267
4,323	bpost S.A.	105,163
51	Cie d'Entreprises CFE	6,396
113	Cofinimmo - REIT	11,866
431	Delhaize Group S.A.	38,564
1,235	Galapagos N.V.*	74,526
246	Groupe Bruxelles Lambert S.A.	19,066
371	Ion Beam Applications[1]	11,464
173	KBC Ancora	6,908
6,061	KBC Groep N.V.	400,524
21,134	Proximus	758,081
320	Tessenderlo Chemie N.V.*	11,265
121	Warehouses De Pauw CVA - REIT	9,674
		1,524,982

3

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	BERMUDA – 1.2%
1,592	African Minerals Ltd.*	$244
11,359	Arch Capital Group Ltd.*[1]	775,593
42	Aspen Insurance Holdings Ltd.	1,928
2,100	Assured Guaranty Ltd.	53,046
1,000	Cheung Kong Infrastructure Holdings Ltd.	8,250
2,319	China Yuchai International Ltd.	33,881
9,034	Endurance Specialty Holdings Ltd.[1]	575,917
864	Enstar Group Ltd.*	126,239
6,380	Everest Re Group Ltd.[2]	1,121,668
4,000	First Pacific Co., Ltd.	2,605
8,000	Giordano International Ltd.	4,357
5,144	Gulf Keystone Petroleum Ltd.*	2,407
1,000	Helen of Troy Ltd.*	85,140
314	Invesco Ltd.	10,711
120,000	iOne Holdings Ltd.*	6,056
2,000	Johnson Electric Holdings Ltd.	6,926
37,000	Kerry Properties Ltd.	110,994
11,272	Maiden Holdings Ltd.[1]	161,528
14,194	Marvell Technology Group Ltd.	159,966
18,000	NewOcean Energy Holdings Ltd.	7,456
3,000	NWS Holdings Ltd.	3,770
36,000	Paradise Entertainment Ltd.	6,040
127	PartnerRe Ltd.	17,578
7,321	RenaissanceRe Holdings Ltd.	746,376
12,000	SmarTone Telecommunications Holdings Ltd.	21,472
20,000	Texwinca Holdings Ltd.	19,031
308	Validus Holdings Ltd.	13,638
87,500	Yue Yuen Industrial Holdings Ltd.	313,096
		4,395,913
	BRAZIL – 0.0%
4,248	Ambev S.A. - ADR	22,387

	CANADA – 2.5%
900	Agrium, Inc.	93,455
700	AGT Food & Ingredients, Inc.	15,212
5,766	Air Canada*	49,219
11,115	Alimentation Couche-Tard, Inc. - Class B1	471,010
200	Allied Properties Real Estate Investment Trust - REIT	5,300

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
900	Artis Real Estate Investment Trust - REIT	$8,387
5,300	B2Gold Corp.*[1]	6,204
984	Bank of Montreal[1]	53,104
35,772	Bank of Nova Scotia[1]	1,633,063
1,935	Bankers Petroleum Ltd.*	3,456
14,573	Bird Construction, Inc.[1]	133,479
300	Boardwalk Real Estate Investment Trust - REIT	12,435
4,650	Brookfield Asset Management, Inc. - Class A2	146,364
552	BRP, Inc.*	11,404
12,670	Cameco Corp.	178,262
500	Canadian Apartment Properties REIT	10,642
15,092	Canadian Imperial Bank of Commerce[1]	1,107,377
1,205	Canadian National Railway Co.	67,055
200	Canadian Real Estate Investment Trust - REIT	6,233
245	Canadian Tire Corp. Ltd. - Class A	23,129
164	CCL Industries, Inc	21,441
1,523	Celestica, Inc.*	18,615
5,177	Centerra Gold, Inc.	26,168
752	CGI Group, Inc.*[1]	27,780
1,100	Chartwell Retirement Residences - REIT	9,749
200	Colliers International Group, Inc.	8,820
800	Cominar Real Estate Investment Trust - REIT	9,869
681	Constellation Software, Inc.	291,019
1,200	Crescent Point Energy Corp.[1]	15,397
1,100	Detour Gold Corp.*	11,112
4,183	Dollarama, Inc.	238,847
1,492	Dominion Diamond Corp.	17,737
300	Dream Office Real Estate Investment Trust - REIT	4,848
816	Empire Co., Ltd. - Class A	54,681
788	Enbridge, Inc.	32,566
697	Fairfax Financial Holdings Ltd.*[1]	324,108
1,025	Genworth MI Canada, Inc.[1]	23,747
200	Gluskin Sheff + Associates, Inc.	3,497
300	Granite Real Estate Investment Trust - REIT	8,770

4

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
3,370	Great Canadian Gaming Corp.*	$47,159
600	Great-West Lifeco, Inc.[1]	15,338
800	H&R Real Estate Investment Trust - REIT	12,557
866	Intact Financial Corp.	59,934
2,170	Intertain Group Ltd.*	20,107
700	Intertape Polymer Group, Inc.*	7,859
1,519	Just Energy Group, Inc.	9,156
900	Labrador Iron Ore Royalty Corp.[1]	9,967
2,038	Linamar Corp.	107,059
189	Lions Gate Entertainment Corp.	6,934
7,982	Magna International, Inc.	393,882
600	Maple Leaf Foods, Inc.	10,179
7,557	Martinrea International, Inc.	67,149
493	Medical Facilities Corp.	5,996
1,813	Metro, Inc.	47,875
660	National Bank of Canada	21,722
2,967	Nevsun Resources Ltd.	8,908
1,263	New Flyer Industries, Inc.	18,346
900	Parex Resources, Inc.*	6,205
1,100	Power Corp. of Canada	24,080
6,904	ProMetic Life Sciences, Inc.*	10,023
1,200	RioCan Real Estate Investment Trust - REIT	22,174
1,019	Ritchie Bros Auctioneers, Inc.	28,140
2,100	Rogers Communications, Inc. - Class B1	71,687
395	RONA, Inc.	4,263
16,879	Royal Bank of Canada[1]	938,146
9,941	Sandvine Corp.*[1]	24,331
310	Sienna Senior Living, Inc.	3,740
400	Smart Real Estate Investment Trust - REIT	8,899
23,586	Suncor Energy, Inc.	667,995
700	Tahoe Resources, Inc.[1]	5,853
21,825	Toronto-Dominion Bank	868,635
400	Transcontinental, Inc. - Class A	4,363
7,888	TransGlobe Energy Corp.	27,101
1,001	Trinidad Drilling Ltd.	2,100
600	Uranium Participation Corp.*	2,381
1,300	Valeant Pharmaceuticals International, Inc.*	301,374

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
2,259	West Fraser Timber Co., Ltd.	$87,966
400	Westshore Terminals Investment Corp.	8,054
6,218	Wi-Lan, Inc.	12,714
1,355	Yellow Pages Ltd.*	18,611
		9,202,523
	CAYMAN ISLANDS – 0.6%
399	Ambarella, Inc.*[1] [2]	38,156
1,000	ASM Pacific Technology Ltd.[1]	7,748
80,466	Cheung Kong Property Holdings Ltd*	566,754
80,466	CK Hutchison Holdings Ltd.	1,071,740
897	CK Hutchison Holdings Ltd. - ADR	11,832
17,013	Endeavour Mining Corp.*	7,371
3,500	Fabrinet*	69,580
45,000	FIH Mobile Ltd.	20,023
1,396	Fresh Del Monte Produce, Inc.	55,268
19,000	IGG, Inc.	7,171
1,324	Phoenix Group Holdings	17,035
22,419	Shanda Games Ltd. - ADR*[1]	145,051
10,000	SITC International Holdings Co., Ltd.	5,020
7,138	Tencent Holdings Ltd. - ADR[1]	120,275
22,000	Xinyi Glass Holdings Ltd.[1]	9,877
		2,152,901
	CHILE – 0.1%
2,713	Banco de Chile - ADR	169,617
7,825	Cia Cervecerias Unidas S.A. - ADR	173,871
7,010	Enersis S.A. - ADR	97,299
		440,787
	CHINA – 0.1%
23,000	Bank of China Ltd. - Class H	10,476
20,480	China Construction Bank Corp. - ADR	284,672
6	China Petroleum & Chemical Corp. - ADR	404
466	China Telecom Corp. Ltd. - ADR	24,279
3,703	Industrial & Commercial Bank of China Ltd. - ADR[1]	43,251
82,000	Industrial & Commercial Bank of China Ltd. - Class H	48,010
175	PetroChina Co., Ltd. - ADR	14,619
		425,711

5

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	CURACAO – 0.0%
3,800	Orthofix International N.V.*	$142,424

	DENMARK – 0.5%
247	Bavarian Nordic A/S*	11,078
3,950	Carlsberg A/S - ADR	59,388
3,807	Danske Bank A/S	117,742
650	Dfds A/S	106,129
509	Genmab A/S*	45,529
7,609	Novo Nordisk A/S - Class B	420,096
7,245	Pandora A/S	837,455
20	PER Aarsleff A/S	7,313
2,464	Royal Unibrew A/S	81,804
1,139	Schouw & Co.	63,211
408	Topdanmark A/S*	11,353
157	Zealand Pharma A/S*	3,083
		1,764,181
	FAROE ISLANDS – 0.0%
1,560	Bakkafrost P/F	47,323

	FINLAND – 0.3%
6,375	Caverion Corp.	66,402
2,444	Citycon OYJ	6,135
550	Elisa OYJ	18,302
11,644	Metsa Board OYJ	71,431
15,692	Nokia OYJ	98,451
9,753	Orion OYJ - Class B	385,780
2,500	Sponda OYJ	10,056
4,017	Stora Enso OYJ - R Shares	35,641
478	Tieto OYJ	12,235
16,531	UPM-Kymmene OYJ	274,790
		979,223
	FRANCE – 2.2%
394	Adocia*	37,904
409	Alten S.A.	19,453
22,452	AXA S.A.	565,543
3,991	AXA S.A. - ADR	100,254
771	Boiron S.A.	82,339
2,122	Cap Gemini S.A.	190,222
187	Cellectis S.A.*	6,385
1,201	Cie Generale des Etablissements Michelin	115,969

Number of Shares		Value
	COMMON STOCK (Continued)
	FRANCE (Continued)
4,611	Credit Agricole S.A.	$62,335
23,985	Derichebourg S.A.*	78,715
14,764	Engie	263,685
975	Groupe Fnac*	55,515
238	Innate Pharma S.A.*	3,333
891	Ipsen S.A.	59,753
769	Klepierre - REIT	33,843
6,736	L'Oreal S.A.	1,151,980
3,180	Lagardere SCA	86,441
803	Marie Brizard Wine & Spirits*	16,064
38,648	Natixis S.A.	245,417
246	Nexity S.A.	10,991
20,789	Orange S.A.	328,783
296	Parrot S.A.*	12,562
46,665	Peugeot S.A.*	802,260
13,351	Sanofi	1,313,227
14,038	Sanofi - ADR	686,739
2,073	SCOR S.E.	72,965
1,464	Societe BIC S.A.	231,978
6,521	Societe Generale S.A.	316,844
10,020	Technicolor S.A.	74,255
745	Teleperformance	52,375
729	Thales S.A.	50,220
2,464	TOTAL S.A. - ADR	114,330
1,593	UBISOFT Entertainment*	29,793
587	Unibail-Rodamco S.E. - REIT	152,398
1,729	Valeo S.A.	216,519
3,035	Veolia Environnement S.A.	66,284
16,141	Vivendi S.A.	398,405
		8,106,078
	GERMANY – 1.3%
2,353	Allianz S.E.	374,910
1,780	Allianz S.E. - ADR	28,525
763	Alstria Office REIT A.G. - REIT	10,212
236	BASF S.E.	18,962
3,356	Bayer A.G.	453,584
64	Cewe Stiftung & Co. KGaA	3,369
641	Continental A.G.	135,770
824	CTS Eventim A.G. & Co. KGaA	28,743
3,300	Daimler A.G.	264,510
474	Deutsche Boerse A.G.	42,342

6

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	GERMANY (Continued)
242	Deutsche Euroshop A.G.	$10,762
9,388	Deutsche Post A.G.	257,911
7,082	Deutsche Telekom A.G.	120,809
747	Deutz A.G.	4,371
1,057	Drillisch A.G.	47,564
619	Duerr A.G.	47,759
3,206	Evonik Industries A.G.	119,206
2,799	Freenet A.G.	88,778
618	Fresenius Medical Care A.G. & Co. KGaA	47,071
2,188	Fresenius S.E. & Co. KGaA	154,357
134	Gerresheimer A.G.	9,658
415	Hamborner REIT A.G. - REIT[1]	4,183
5,944	Hannover Rueck S.E.	603,260
4,557	Infineon Technologies A.G.	49,722
440	KION Group A.G.	19,530
698	Krones A.G.	74,589
304	LEG Immobilien A.G.	22,790
7,152	Merck KGaA	680,990
4,954	METRO A.G.	144,039
247	Muenchener Rueckversicherungs A.G.	45,308
6,817	OSRAM Licht A.G.	359,813
390	PATRIZIA Immobilien A.G.*	9,146
5,289	ProSiebenSat.1 Media A.G.	256,880
684	Stratec Biomedical A.G.	39,529
1,814	Stroeer Media S.E.	106,534
353	Symrise A.G.	21,251
4,237	United Internet A.G.	204,853
291	XING A.G.	58,927
61	zooplus A.G.*	7,590
		4,978,107
	GREECE – 0.0%
14,129	National Bank of Greece S.A. - ADR*	9,045

	GUERNSEY – 0.5%
33,380	Amdocs Ltd.	1,909,670

	HONG KONG – 0.6%
150,034	AIA Group Ltd.	828,952
37,500	BOC Hong Kong Holdings Ltd.	126,719
10,000	China Mobile Ltd. - ADR	598,200

Number of Shares		Value
	COMMON STOCK (Continued)
	HONG KONG (Continued)
3,400	Hong Kong Exchanges and Clearing Ltd.	$79,871
4,500	Hopewell Holdings Ltd.	15,381
14,500	Link REIT - REIT	76,888
109,000	New World Development Co., Ltd.	110,936
8,000	PCCW Ltd.	4,215
60,000	Shun Tak Holdings Ltd.	26,363
106,000	Sino Land Co., Ltd.	157,336
7,000	Sun Hung Kai Properties Ltd.	88,821
2,000	Swire Pacific Ltd. - Class A	21,939
4,000	Wheelock & Co., Ltd.	18,159
		2,153,780
	INDIA – 0.1%
12,835	Infosys Ltd. - ADR[1]	220,120
1,333	Tata Motors Ltd. - ADR*	33,752
19,068	Wipro Ltd. - ADR[1]	223,286
		477,158
	INDONESIA – 0.1%
4,581	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	184,202

	IRELAND – 0.6%
2,353	Accenture PLC - Class A	221,817
1,300	Eaton Corp. PLC	74,178
3,145	Grafton Group PLC	36,012
12,094	Greencore Group PLC	55,174
1,415	Horizon Pharma PLC*[2]	41,346
22,600	Medtronic PLC	1,633,754
7,135	UDG Healthcare PLC	55,075
		2,117,356
	ISLE OF MAN – 0.1%
1,401	Optimal Payments PLC*[1]	6,804
11,057	Playtech PLC	144,559
7,724	Redefine International PLC - REIT	6,252
		157,615
	ISRAEL – 0.4%
722	Alony Hetz Properties & Investments Ltd. - REIT	5,562
2,563	Check Point Software Technologies Ltd.*[1]	199,940
2,349	Elbit Systems Ltd.[1]	180,211
1,057	EZchip Semiconductor Ltd.*[1]	24,226

7

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	ISRAEL (Continued)
763	Gazit-Globe Ltd.	$7,838
151	Melisron Ltd.	5,581
636	Mellanox Technologies Ltd.*	25,720
3,149	NICE-Systems Ltd. - ADR	193,852
177	Osem Investments Ltd.	3,347
2,019	Shikun & Binui Ltd.	4,111
11,107	Teva Pharmaceutical Industries Ltd. - ADR	715,402
		1,365,790
	ITALY – 0.5%
349	Azimut Holding S.p.A.	7,682
1,067	Banca IFIS S.p.A.	24,845
32,496	Banca Popolare di Milano Scarl	34,346
4,172	Banca Popolare di Sondrio Scarl	20,523
14,114	Banco Popolare SC*	241,931
8,185	Beni Stabili S.p.A. SIIQ - REIT	6,357
536	Biesse S.p.A.	9,315
2,531	Brembo S.p.A.	105,014
2,774	Cementir Holding S.p.A.	16,511
628	DiaSorin S.p.A.	28,921
133	Engineering S.p.A.	7,970
17,105	Eni S.p.A.	282,334
4,738	Esprinet S.p.A.	42,097
13,403	Finmeccanica S.p.A.*	181,111
7,730	Mediaset S.p.A.	36,952
26,884	Mediobanca S.p.A.	268,733
7,085	Pirelli & C., S.p.A.	118,707
3,694	Prysmian S.p.A.	78,824
5,454	Recordati S.p.A.	129,551
2,023	Saras S.p.A.*	5,137
44,468	UniCredit S.p.A.	290,041
685	Unipol Gruppo Finanziario S.p.A.	3,231
		1,940,133
	JAPAN – 6.5%
2	Activia Properties, Inc. - REIT	16,357
1,100	ADEKA Corp.	13,764
8	Advance Residence Investment Corp. - REIT	16,609
200	Aeon Delight Co., Ltd.	6,338
300	Aeon Mall Co., Ltd.	5,047
9	AEON REIT Investment Corp. - REIT	10,073
1,900	Ain Pharmaciez, Inc.	87,012

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
2,000	Ajinomoto Co., Inc.	$43,934
1,200	Alfresa Holdings Corp.	21,907
1,500	Alpine Electronics, Inc.	21,007
1,000	Alps Electric Co., Ltd.	31,250
34,000	ANA Holdings, Inc.	99,573
9,000	Aozora Bank Ltd.	32,857
700	Arcland Sakamoto Co., Ltd.	15,088
300	Arcs Co., Ltd.	5,910
3,000	Asahi Kasei Corp.	23,862
16,200	Astellas Pharma, Inc.	239,606
29,000	Bank of Yokohama Ltd.	177,082
300	Bic Camera, Inc.	2,892
2,200	Bunka Shutter Co., Ltd.	16,683
5,900	Calbee, Inc.	225,394
3,000	Calsonic Kansei Corp.	20,934
58,558	Canon, Inc.	1,784,091
3,100	Central Japan Railway Co.	507,549
300	Century Tokyo Leasing Corp.	9,202
200	Chiyoda Integre Co., Ltd.	4,689
1,100	Chubu Electric Power Co., Inc.	17,027
1,000	Chugoku Marine Paints Ltd.	6,725
1,000	CKD Corp.	9,122
700	Cocokara fine, Inc.	28,020
4	Comforia Residential REIT, Inc. - REIT	7,301
800	Create Restaurants Holdings, Inc.	17,784
200	CREATE SD HOLDINGS Co., Ltd.	11,385
400	CROOZ, Inc.	11,474
2,600	Dai-ichi Life Insurance Co., Ltd.	47,240
19,000	Daicel Corp.	249,993
23,026	Daihatsu Motor Co., Ltd.	280,912
100	Daikyonishikawa Corp.	4,775
200	Daito Trust Construction Co., Ltd.	21,847
1,000	Daiwa House Industry Co., Ltd.	24,516
3	Daiwa House REIT Investment Corp. - REIT	10,890
6	Daiwa House Residential Investment Corp. - REIT	11,151
2	Daiwa Office Investment Corp. - REIT	9,380
3,000	Daiwa Securities Group, Inc.	20,737
700	Dena Co., Ltd.	12,768
600	Denso Corp.	26,771
800	Descente Ltd.	11,107

8

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
3,500	Dip Corp.	$61,385
1,600	Don Quijote Holdings Co., Ltd.	61,986
3,100	DTS Corp.	70,109
900	Eisai Co., Ltd.	61,311
1,000	Ezaki Glico Co., Ltd.	50,099
500	FANUC Corp.	80,975
2,400	Financial Products Group Co., Ltd.	16,631
3	Frontier Real Estate Investment Corp. - REIT	12,015
9,600	Fuji Heavy Industries Ltd.	335,605
800	Fuji Oil Co., Ltd.	11,065
6,200	FUJIFILM Holdings Corp.	254,153
2,600	Fujimi, Inc.	39,998
6,000	Fujitsu Ltd.	29,701
2,000	Fukuda Corp.	19,667
13,000	Fukuoka Financial Group, Inc.	64,405
5	Fukuoka REIT Corp. - REIT	7,765
100	Fuyo General Lease Co., Ltd.	3,899
14	GLP J-Reit - REIT	13,107
3,200	GMO internet, Inc.*	45,590
10,000	Gunma Bank Ltd.	66,650
18,000	Hachijuni Bank Ltd.	124,033
8,100	Hakuhodo DY Holdings, Inc.	80,841
1,300	Happinet Corp.	12,113
1,500	Haseko Corp.*	17,543
8	Heiwa Real Estate REIT, Inc. - REIT	5,629
1,500	Heiwado Co., Ltd.	31,682
1,000	Higo Bank Ltd.	5,735
500	HIS Co., Ltd.	17,121
2,000	Hitachi Kokusai Electric, Inc.	24,833
1,600	Hokkaido Electric Power Co., Inc.*	17,555
37,000	Hokuhoku Financial Group, Inc.	83,430
40,875	Honda Motor Co., Ltd. - ADR	1,286,745
9,900	Hoya Corp.	386,252
700	Hulic Co., Ltd.	6,426
6	Hulic Reit, Inc. - REIT	6,939
2,000	Hyakugo Bank Ltd.	9,626
2,000	Hyakujushi Bank Ltd.	6,924
100	IBJ Leasing Co., Ltd.	2,060
480	Iida Group Holdings Co., Ltd.	8,458
2	Industrial & Infrastructure Fund Investment Corp. - REIT	8,297

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
3,100	Ines Corp.	$27,201
1,100	Isetan Mitsukoshi Holdings Ltd.	17,581
3,000	ITOCHU Corp.	35,980
698	ITOCHU Corp. - ADR	16,696
800	Itochu Enex Co., Ltd.	6,905
5,800	IwaiCosmo Holdings Inc.	70,707
800	Izumi Co., Ltd.	34,249
100	Jafco Co., Ltd.	4,349
23,200	Japan Airlines Co., Ltd.	823,362
1,000	Japan Aviation Electronics Industry Ltd.	18,253
10	Japan Excellent, Inc. - REIT	10,775
25	Japan Hotel REIT Investment Corp. - REIT	15,411
5	Japan Logistics Fund, Inc. - REIT	9,026
3	Japan Prime Realty Investment Corp. - REIT	9,698
4	Japan Real Estate Investment Corp. - REIT	16,767
11	Japan Rental Housing Investments, Inc. - REIT	7,034
8	Japan Retail Fund Investment Corp. - REIT	14,706
4,400	Japan Tobacco, Inc.	156,373
10,100	JTEKT Corp.	141,794
1,000	Juroku Bank Ltd.	4,077
1,000	Kaken Pharmaceutical Co., Ltd.	47,294
1,000	Kao Corp.	45,673
6,000	Kawasaki Heavy Industries Ltd.	22,645
5,400	KDDI Corp.	133,995
3	Kenedix Office Investment Corp. - REIT	13,341
3	Kenedix Residential Investment Corp. - REIT	7,256
2,600	Kenedix, Inc.	9,159
2,100	Kissei Pharmaceutical Co., Ltd.	53,456
600	Kiyo Bank Ltd.	9,177
500	KLab, Inc.*	5,924
1,600	Koei Tecmo Holdings Co., Ltd.	28,883
700	Komori Corp.	7,961
24,500	Konica Minolta, Inc.	268,261
8,200	Konoike Transport Co., Ltd.	92,718
1,200	Kose Corp.	118,535

9

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
2,200	Kura Corp.	$61,092
800	Kusuri No. Aoki Co., Ltd.	37,456
600	Kyocera Corp.	29,393
2,000	Kyowa Hakko Kirin Co., Ltd.	33,542
6,000	Kyudenko Corp.	118,314
2,600	Leopalace21 Corp.*	12,639
1,000	Mabuchi Motor Co., Ltd.	46,602
2,000	Maeda Road Construction Co., Ltd.	35,584
2,500	Makita Corp.	141,134
1,500	Marusan Securities Co., Ltd.	16,297
100	Matsumotokiyoshi Holdings Co., Ltd.*	4,798
6,700	Medipal Holdings Corp.	115,574
2,700	MEIJI Holdings Co., Ltd.	439,023
1,300	Meitec Corp.	50,080
15,800	Mitsubishi Chemical Holdings Corp.	89,597
4,000	Mitsubishi Electric Corp.	39,803
4,000	Mitsubishi Estate Co., Ltd.	86,043
300	Mitsubishi Pencil Co., Ltd.	13,122
3,300	Mitsubishi Tanabe Pharma Corp.	58,976
61,900	Mitsubishi UFJ Financial Group, Inc.	408,304
3,000	Mitsui Fudosan Co., Ltd.	83,126
4,600	Mixi, Inc.	157,815
2,000	Miyazaki Bank Ltd.	6,627
94,400	Mizuho Financial Group, Inc.	193,328
9	Mori Hills REIT Investment Corp. - REIT	10,336
6	Mori Trust Sogo Reit, Inc. - REIT	10,335
8,000	Morinaga & Co., Ltd.	42,572
400	Moshi Moshi Hotline, Inc.	4,077
7,100	MS&AD Insurance Group Holdings	223,218
1,000	Murata Manufacturing Co., Ltd.	144,043
20,300	Nexon Co., Ltd.	282,037
1,000	NH Foods Ltd.	23,044
3,800	NHK Spring Co., Ltd.	36,643
1,700	Nichi-iko Pharmaceutical Co., Ltd.	51,000
1,000	Nintendo Co., Ltd.	205,746
3	Nippon Accommodations Fund, Inc. - REIT	9,961
4	Nippon Building Fund, Inc. - REIT	16,805
35,000	Nippon Express Co., Ltd.	169,281
200	Nippon Konpo Unyu Soko Co., Ltd.	3,529

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
4	Nippon Prologis REIT, Inc. - REIT	$7,240
2,000	Nippon Seiki Co., Ltd.	40,010
9,000	Nippon Telegraph & Telephone Corp.	343,279
15,430	Nippon Telegraph & Telephone Corp. - ADR	590,043
8,000	Nippon Yusen KK	20,977
14,000	Nishi-Nippon City Bank Ltd.	38,788
3,000	Nishimatsu Construction Co., Ltd.*	13,442
400	Nissha Printing Co., Ltd.	6,866
3,700	Nitto Denko Corp.	247,960
12,500	NOK Corp.	307,271
1,300	Nomura Co., Ltd.	19,648
17,200	Nomura Holdings, Inc.	107,899
200	Nomura Real Estate Holdings, Inc.	3,752
10	Nomura Real Estate Master Fund, Inc. - REIT	10,791
3	Nomura Real Estate Office Fund, Inc. - REIT	11,827
2	Nomura Real Estate Residential Fund, Inc. - REIT	9,711
92,501	NTT DOCOMO, Inc.	1,940,094
900	Obara Group, Inc.	36,822
1,000	Oita Bank Ltd.	4,197
6,300	OncoTherapy Science, Inc.*	17,722
18,900	ORIX Corp.	253,325
14	Orix JREIT, Inc. - REIT	17,638
17,366	Otsuka Holdings Co., Ltd.	592,584
1,200	Pal Co., Ltd.	35,662
1,500	PALTAC Corp.	28,196
400	PeptiDream, Inc.*	10,367
900	Pigeon Corp.	23,816
1,400	Pilot Corp.	67,824
500	Pola Orbis Holdings, Inc.	29,854
2	Premier Investment Corp. - REIT	10,023
5,000	Prima Meat Packers Ltd.	14,193
100	Relo Holdings, Inc.	10,446
400	Resorttrust, Inc.	10,630
200	Ryohin Keikaku Co., Ltd.	44,388
400	Ryosan Co., Ltd.	9,609
1,500	S Foods, Inc.	31,062
2,200	Saizeriya Co., Ltd.	51,083
1,200	San-A Co., Ltd.	55,692

10

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
400	Sangetsu Co., Ltd.	$6,956
4,000	Sankyu, Inc.	20,072
7,400	Santen Pharmaceutical Co., Ltd.	115,781
2,000	Sanyo Shokai Ltd.	6,795
5,100	Secom Co., Ltd.	326,188
2,400	Seiko Epson Corp.	38,810
2,000	Sekisui House Ltd.	29,811
10	Sekisui House SI Residential Investment Corp. - REIT	8,785
400	Seven & I Holdings Co., Ltd.	17,394
10,000	Shimadzu Corp.	146,565
400	Shimamura Co., Ltd.	36,893
11,000	Shimizu Corp.	107,299
34	Shin-Etsu Chemical Co., Ltd.	1,865
9,500	Shionogi & Co., Ltd.	372,196
1,600	Sodick Co., Ltd.	10,861
800	Sohgo Security Services Co., Ltd.	34,899
7,600	Sompo Japan Nipponkoa Holdings, Inc.	251,010
1,500	Sony Corp.*	38,679
4,000	Sotetsu Holdings, Inc.	22,764
200	St. Marc Holdings Co., Ltd.	6,167
100	Sugi Holdings Co., Ltd.	4,823
34,000	Sumitomo Chemical Co., Ltd.	168,783
82,000	Sumitomo Heavy Industries Ltd.	354,372
8,800	Sumitomo Mitsui Financial Group, Inc.	359,185
1,000	Sumitomo Realty & Development Co., Ltd.	33,766
15,707	Suntory Beverage & Food Ltd.	663,147
2,400	Suzuki Motor Corp.	81,495
500	Sysmex Corp.	30,183
700	T-Gaia Corp.	11,453
1,200	Takeuchi Manufacturing Co., Ltd.	20,668
1,000	Takuma Co., Ltd.	7,791
800	TDK Corp.	49,635
99,000	Teijin Ltd.	314,553
1,000	THK Co., Ltd.	17,324
1,000	Tochigi Bank Ltd.	5,335
1,000	Toei Co., Ltd.	7,440
1,800	Toho Holdings Co., Ltd.	39,567
700	Tokio Marine Holdings, Inc.	28,022

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
26,800	Tokyo Electric Power Co., Inc.*	$183,518
500	Tokyo Steel Manufacturing Co., Ltd.	3,224
500	Tokyo Tatemono Co., Ltd.	6,281
1,000	Tokyu Fudosan Holdings, Corp.	6,871
10	Tokyu REIT, Inc. - REIT	11,690
2	Top REIT, Inc. - REIT	7,831
1,000	Toppan Forms Co., Ltd.	12,203
3,400	Toridoll Corp.	48,535
2,000	Tosoh Corp.	9,426
8,000	Towa Bank Ltd.	7,422
200	Toyo Tire & Rubber Co., Ltd.	4,464
1,300	Toyoda Gosei Co., Ltd.	25,394
2,400	Toyota Motor Corp.	141,855
700	Transcosmos, Inc.	16,004
14,500	Trend Micro, Inc.	515,087
1,000	Tsubakimoto Chain Co.	7,686
1,200	Tsuruha Holdings, Inc.	97,390
500	UKC Holdings Corp.	9,709
13	Unicharm Corp.	262
6	United Urban Investment Corp. - REIT	7,879
1,100	Valor Co., Ltd.	30,883
400	Warabeya Nichiyo Co., Ltd.	9,340
200	Welcia Holdings Co., Ltd.	9,576
4,600	West Japan Railway Co.	310,463
200	Wowow, Inc.	5,577
7,100	Yamaha Corp.	162,238
4,500	Yamaha Motor Co., Ltd.	86,629
400	Yaoko Co., Ltd.	20,817
		24,174,428
	JERSEY – 0.1%
26,002	Beazley PLC	132,670
1,400	Delphi Automotive PLC	105,728
3,021	Shire PLC	233,637
1,299	WPP PLC	26,740
		498,775
	LIBERIA – 0.1%
3,400	Royal Caribbean Cruises Ltd.	299,744

	MALTA – 0.0%
1,459	Unibet Group PLC*	114,994

11

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	NETHERLANDS – 0.9%
636	Airbus Group S.E.	$41,413
87	ASM International N.V.	3,270
1,431	ASML Holding N.V.	130,517
3,864	BE Semiconductor Industries N.V.	75,722
2,983	Boskalis Westminster N.V.	155,254
265	Eurocommercial Properties N.V.	11,748
7,354	Fiat Chrysler Automobiles N.V.*	103,105
1,003	Heineken N.V.	79,273
15,593	ING Groep N.V.	238,923
24,828	Koninklijke Ahold N.V.	489,674
770	Koninklijke BAM Groep N.V.*	4,256
10,748	LyondellBasell Industries N.V. - Class A2	917,664
1,327	NSI N.V. - REIT	5,598
1,005	PostNL N.V.*	3,793
13,186	Relx N.V.	202,751
4,486	Unilever N.V.	179,774
180	Vastned Retail N.V. - REIT	8,203
212	Wereldhave N.V. - REIT	12,134
7,668	Wessanen	81,005
15,126	Wolters Kluwer N.V.	478,563
		3,222,640
	NORWAY – 0.0%
2,273	Borregaard A.S.A.	14,238
1,095	Protector Forsikring A.S.A.	8,299
424	Schibsted A.S.A. - B Shares*	13,082
1,195	SpareBank 1 Nord Norge	5,648
1,147	Storebrand A.S.A.*	3,926
		45,193
	PANAMA – 0.1%
5,810	Carnival Corp.[2]	286,026

	PERU – 0.1%
73,415	Cia de Minas Buenaventura SAA - ADR	463,983
3,023	Grana y Montero SAA - ADR	13,180
		477,163
	PHILIPPINES – 0.0%
2,090	Philippine Long Distance Telephone Co. - ADR	110,122

Number of Shares		Value
	COMMON STOCK (Continued)
	PUERTO RICO – 0.0%
2,880	Popular, Inc.*	$84,557
1,544	Triple-S Management Corp. - Class B*	32,486
		117,043
	RUSSIAN FEDERATION – 0.0%
100	Manitoba Telecom Services, Inc.	2,158

	SINGAPORE – 0.3%
7,900	Accordia Golf Trust	3,555
4,000	Ascendas Real Estate Investment Trust - REIT[1]	6,313
28,600	Asian Pay Television Trust	16,519
2,800	Avago Technologies Ltd.	352,716
4,000	CapitaLand Commercial Trust - REIT	3,767
4,000	CapitaLand Mall Trust - REIT	5,434
11,900	ComfortDelGro Corp. Ltd.	23,740
46,346	DBS Group Holdings Ltd.	584,160
7,352	Flextronics International Ltd.*[2]	77,270
16,000	Keppel - REIT	11,107
11,000	Mapletree Commercial Trust - REIT	10,304
17,000	Mapletree Greater China Commercial Trust - REIT	11,441
10,000	Mapletree Industrial Trust - REIT	10,887
13,000	Mapletree Logistics Trust - REIT	9,024
9,700	SATS Ltd.	24,498
2,000	Sembcorp Industries Ltd.	4,863
2,000	Singapore Exchange Ltd.	10,299
3,000	Singapore Technologies Engineering Ltd.	6,529
5,000	United Overseas Bank Ltd.	68,743
1,000	UOL Group Ltd.	4,435
		1,245,604
	SOUTH KOREA – 0.0%
1,027	Korea Electric Power Corp. - ADR[1]	20,971

	SPAIN – 0.6%
2,129	Almirall S.A.	41,690
36,779	Banco Bilbao Vizcaya Argentaria S.A.	340,235
49,681	Banco Santander S.A.	303,282
7,890	Ence Energia y Celulosa S.A	25,843
6,230	Gamesa Corp. Tecnologica S.A.	93,159
136,640	Iberdrola S.A.	923,973

12

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	SPAIN (Continued)
1,882	Industria De Diseno Textil S.A.	$62,503
22,371	Inmobiliaria Colonial S.A.*	15,679
7,231	International Consolidated Airlines Group S.A.*	59,963
1,214	Merlin Properties Socimi S.A. - REIT*	14,077
1,166	Promotora de Informaciones S.A. - Class A*	7,769
25,683	Telefonica S.A.	361,937
		2,250,110
	SWEDEN – 0.5%
564	Axfood A.B.	9,538
1,154	Betsson A.B.	20,411
8,018	Bilia A.B. - A Shares	159,205
14,463	Boliden A.B.	238,064
890	Castellum A.B.	12,595
6,026	Electrolux A.B.	169,724
1,432	Fabege A.B.	20,240
1,333	Haldex A.B.	14,690
4,105	Hennes & Mauritz A.B. - B Shares	157,623
1,160	Hufvudstaden A.B. - A Shares	14,879
9,993	Husqvarna A.B. - B Shares	64,816
1,216	Intrum Justitia A.B.	41,693
703	Investment A.B. Kinnevik - B Shares	19,838
1,112	Investor A.B. - B Shares	39,973
999	Kungsleden A.B.	6,678
79	L E Lundbergforetagen A.B. - B Shares	3,801
1,213	Loomis A.B. - Class B	30,791
1,986	Mycronic A.B.	11,394
634	Nobia A.B.	7,426
6,412	Securitas A.B. - B Shares	81,651
9,757	Skandinaviska Enskilda Banken A.B. - Class A	113,377
14,762	Svenska Cellulosa A.B. SCA - Class B	419,867
4,722	Swedish Match A.B.	139,452
3,023	Swedish Orphan Biovitrum A.B.*	38,482
2,524	Tele2 A.B. - B Shares	24,878
12,290	Telefonaktiebolaget LM Ericsson - B Shares	119,796
1,780	Wallenstam A.B. - B Shares	13,570
680	Wihlborgs Fastigheter A.B.	11,864
		2,006,316

Number of Shares		Value
	COMMON STOCK (Continued)
	SWITZERLAND – 2.1%
6,216	ABB Ltd.	$120,045
476	ACE Ltd.	48,628
288	Actelion Ltd.	39,100
25,547	Allied World Assurance Co. Holdings A.G.	1,020,347
146	Allreal Holding A.G.	19,761
2,285	Ascom Holding A.G.	40,006
234	Autoneum Holding A.G.	44,005
1,451	Baloise Holding A.G.	177,455
1,283	Cie Financiere Richemont S.A.	95,862
126	Forbo Holding A.G.	136,078
1,870	Garmin Ltd.	70,331
54	Georg Fischer A.G.	32,399
198	Givaudan S.A.	340,404
184	Helvetia Holding A.G.	96,905
60	Kardex A.G.	3,939
248	Kudelski S.A.	3,291
3,178	Lonza Group A.G.	433,951
57	Mobimo Holding A.G.	11,787
11,844	Nestle S.A.	872,511
15,208	Nestle S.A. - ADR	1,120,039
11,194	Novartis A.G.	1,092,376
3,005	Novartis A.G. - ADR	292,146
226	PSP Swiss Property A.G.	19,576
913	Roche Holding A.G.	248,541
238	Santhera Pharmaceutical Holding A.G.*	23,353
59	Swatch Group A.G.	22,553
2,540	Swiss Life Holding A.G.	594,472
6,919	Swiss Re A.G.	593,157
51	Swisscom A.G.	27,528
364	Syngenta A.G.	122,035
93	TE Connectivity Ltd.	5,514
702	Zurich Insurance Group A.G.	192,744
		7,960,839
	TAIWAN – 0.8%
34,568	Chunghwa Telecom Co., Ltd. - ADR[1]	1,051,904
26,773	Siliconware Precision Industries Co., Ltd. - ADR[1]	165,189
80,735	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,605,012
		2,822,105

13

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	THAILAND – 0.0%
1,553	Kasikornbank PCL - ADR	$31,448

	UNITED KINGDOM – 4.4%
5,331	3i Group PLC	39,907
2,635	Abcam PLC	23,260
2,269	Alent PLC	16,545
1,158	Amlin PLC	9,116
781	Aon PLC	72,977
5,634	ARM Holdings PLC	80,724
6,554	Associated British Foods PLC	319,467
3,329	AstraZeneca PLC	207,693
1,796	AstraZeneca PLC - ADR	56,179
2,876	Aviva PLC	21,175
1,632	Aviva PLC - ADR[1]	24,301
1,618	Balfour Beatty PLC	6,731
204,617	Barclays PLC	813,109
2,715	Bellway PLC	102,834
1,228	Berkeley Group Holdings PLC	62,969
2,043	Betfair Group PLC	102,392
13,797	BG Group PLC	209,405
1,138	Big Yellow Group PLC - REIT	11,708
5,478	Booker Group PLC	14,072
626	Bovis Homes Group PLC	10,518
32,967	BP PLC	182,728
5,819	British Land Co. PLC - REIT	72,554
91,401	BT Group PLC	609,753
16,199	Cable & Wireless Communications PLC	14,818
3,725	Cairn Energy PLC*	8,610
4,226	Capital & Counties Properties PLC	28,541
9,421	Centrica PLC	34,884
4,335	Close Brothers Group PLC	98,289
3,433	Crest Nicholson Holdings PLC	28,867
16,178	Dart Group PLC	112,458
4,557	Debenhams PLC	5,254
643	Derwent London PLC - REIT	35,320
2,126	Dialog Semiconductor PLC*	101,660
316	Diploma PLC	3,470
151,940	Direct Line Insurance Group PLC	818,987
470	Domino's Pizza Group PLC	6,208
6,259	DS Smith PLC	37,616

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
6,352	easyJet PLC	$162,687
3,691	EnQuest PLC*	1,902
61,814	Ferrexpo PLC[1]	58,572
1,953	Foxtons Group PLC*	7,163
25,525	GlaxoSmithKline PLC - ADR	1,044,738
5,199	Globo PLC*	3,020
2,343	Go-Ahead Group PLC	90,443
3,937	Grainger PLC	14,107
2,277	Great Portland Estates PLC - REIT	28,719
4,368	Greggs PLC	76,008
1,728	Hammerson PLC - REIT	16,523
5,830	Hansteen Holdings PLC - REIT	10,288
13,772	Hays PLC	33,510
1,629	Hikma Pharmaceuticals PLC	56,469
49,713	HSBC Holdings PLC	392,915
1,134	Hunting PLC	9,018
9,371	ICAP PLC	64,764
2,025	IG Group Holdings PLC	22,341
20,411	Imperial Tobacco Group PLC	982,461
6,343	Inchcape PLC	70,599
3,592	Indivior PLC*	12,319
9,711	Intermediate Capital Group PLC	79,008
41,430	Investec PLC	337,041
83,208	ITV PLC	316,881
86,046	J Sainsbury PLC	318,493
2,034	John Wood Group PLC	19,816
112,658	Kingfisher PLC	612,244
4,817	Kingfisher PLC - ADR	53,083
5,127	Laird PLC	29,762
6,063	Land Securities Group PLC - REIT	115,815
3,484	Londonmetric Property PLC - REIT	8,641
14,382	Man Group PLC	35,171
1,103	Micro Focus International PLC	22,031
4,898	Moneysupermarket.com Group PLC	24,182
97,100	Monitise PLC*	8,582
1,504	Next PLC	182,105
507	Northgate PLC	3,865
1,701	OneSavings Bank PLC*	9,083
3,034	Ophir Energy PLC*	4,484
1,622	Pace PLC	8,477
683	Pennon Group PLC	8,040

14

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
29,617	Persimmon PLC	$947,529
4,583	Premier Oil PLC*	7,316
2,308	Quindell PLC*	3,736
4,341	Quintain Estates & Development PLC*	8,660
11,585	Reckitt Benckiser Group PLC	1,015,013
8,295	Reckitt Benckiser Group PLC - ADR[1]	147,153
3,459	Redde PLC	8,439
1,082	Redrow PLC	7,935
22,228	Relx PLC	354,404
1,492	Renishaw PLC	49,384
515	Rightmove PLC	29,197
1,793	Rockhopper Exploration PLC*	1,495
54,035	Royal Bank of Scotland Group PLC*	279,196
15,730	Royal Dutch Shell PLC - A Shares	409,802
9,722	Royal Dutch Shell PLC - B Shares	253,833
29,597	Royal Dutch Shell PLC - Class A - ADR	1,566,273
1,668	Safestore Holdings PLC - REIT	7,467
4,192	Sage Group PLC	32,920
1,087	Savills PLC	14,929
1,832	Shaftesbury PLC - REIT	25,150
3,532	Smith & Nephew PLC	62,870
1,351	Soco International PLC	3,169
1,706	St. Modwen Properties PLC	11,663
1,673	SVG Capital PLC*	11,892
460	Synergy Health PLC*	11,470
2,735	Synthomer PLC	14,429
3,106	TalkTalk Telecom Group PLC	14,232
146,832	Taylor Wimpey PLC	449,996
1,084	Telecity Group PLC	17,943
13,683	Travis Perkins PLC	426,751
10,256	Tullett Prebon PLC	58,903
5,250	Unilever PLC	210,551
1,586	Unite Group PLC	15,677
24,483	Vodafone Group PLC	84,306
4,541	WH Smith PLC	103,893
3,533	William Hill PLC	19,366
968	Workspace Group PLC - REIT	13,308
76	Zeal Network SE	3,817
		16,464,536

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES – 32.4%
4,171	1-800-Flowers.com, Inc. - Class A*	$34,995
1,000	3M Co.	142,140
1,000	A Schulman, Inc.	34,330
363	Abbott Laboratories	16,440
6,861	AbbVie, Inc.	428,195
223	ABIOMED, Inc.*	21,386
89	Advanced Energy Industries, Inc.*	2,160
6,089	Aeropostale, Inc.*[1] [2]	6,454
7,001	Aetna, Inc.[2]	801,755
10,819	Aflac, Inc.	633,993
217	Agios Pharmaceuticals, Inc.*[1] [2]	18,749
367	AGL Resources, Inc.[2]	22,383
3,074	Akamai Technologies, Inc.*	219,207
300	Alexandria Real Estate Equities, Inc. - REIT[2]	25,797
8,939	Allstate Corp.	520,965
339	Almost Family, Inc.*	15,018
8,064	Altria Group, Inc.	432,069
467	AMAG Pharmaceuticals, Inc.*[2]	29,206
349	Amazon.com, Inc.*	178,999
1,306	AMC Entertainment Holdings, Inc. - Class A	37,848
400	AMERCO	149,824
1,642	American Eagle Outfitters, Inc.[2]	27,947
20,400	American Express Co.	1,565,088
9,218	American Financial Group, Inc.	636,595
3,858	American National Insurance Co.	383,061
1,400	American States Water Co.	52,850
1,300	American Tower Corp. - REIT	119,847
759	American Woodmark Corp.*	50,307
548	Ameriprise Financial, Inc.	61,743
6,439	AmerisourceBergen Corp.[2]	644,158
4,630	Amgen, Inc.	702,741
93,151	Annaly Capital Management, Inc. - REIT	937,099
1,800	Anthem, Inc.	253,890
6,082	Apollo Commercial Real Estate Finance, Inc. - REIT[1]	99,562
28,052	Apple, Inc.	3,163,144
1,100	ArcBest Corp.	31,768
19,834	Archer-Daniels-Midland Co.	892,332
397	Assurant, Inc.	29,517

15

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
26,539	AT&T, Inc.[2]	$881,101
700	AvalonBay Communities, Inc. - REIT	115,542
2,400	Avery Dennison Corp.	139,392
7,137	Avnet, Inc.	302,609
969	BancFirst Corp.	58,595
950	BancorpSouth, Inc.	22,572
1,900	Bank of New York Mellon Corp.	75,620
20,975	Baxalta, Inc.*	737,271
16,400	Baxter International, Inc.	630,580
711	Becton, Dickinson and Co.	100,265
20,675	Bed Bath & Beyond, Inc.*	1,284,124
11,085	Benchmark Electronics, Inc.*	236,886
176	BGC Partners, Inc. - Class A	1,544
2,987	Big 5 Sporting Goods Corp.	34,350
4,273	Big Lots, Inc.[1]	205,061
50	Bio-Rad Laboratories, Inc. - Class A*	6,967
200	Bio-Techne Corp.	18,896
700	Biogen, Inc.*	208,110
240	BioMarin Pharmaceutical, Inc.*	31,018
400	BlackRock, Inc.	120,988
1,500	Bloomin' Brands, Inc.	31,050
400	Bluebird Bio, Inc.*	53,228
1,859	Boeing Co.	242,934
5,000	Booz Allen Hamilton Holding Corp.[2]	133,500
700	Boston Properties, Inc. - REIT	79,366
2,384	Bristol-Myers Squibb Co.	141,776
1,583	Broadcom Corp. - Class A	81,794
100	Broadridge Financial Solutions, Inc.	5,279
12,900	Brocade Communications Systems, Inc.	137,385
900	Brown & Brown, Inc.	28,854
1,066	Buckle, Inc.[1]	44,985
1,085	Burlington Stores, Inc.*	57,603
12	Cable One, Inc.*	4,984
1,900	Caleres, Inc.	63,270
3,118	Cambrex Corp.*	149,072
521	Capella Education Co.	25,399
7,100	Cardinal Health, Inc.[2]	584,117
275	Care Capital Properties, Inc. - REIT*	8,742
100	Carter's, Inc.	9,831
200	Cempra, Inc.*	6,880

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,451	Central Pacific Financial Corp.	$30,094
767	Century Aluminum Co.*	4,295
2,600	CF Industries Holdings, Inc.[2]	149,188
1,029	Charles River Laboratories International, Inc.*	70,888
220	Cheesecake Factory, Inc.	11,939
2,871	Chemed Corp.	391,461
13,250	Chevron Corp.	1,073,117
2,947	Chico's FAS, Inc.[1]	43,940
30,055	Chimera Investment Corp. - REIT	421,071
52	Chimerix, Inc.*	2,545
1,871	Chubb Corp.	226,036
251	Church & Dwight Co., Inc.	21,656
488	Cigna Corp.	68,706
2,649	Cintas Corp.	225,139
1,217	Cirrus Logic, Inc.*[2]	36,705
84,287	Cisco Systems, Inc.	2,181,348
1,900	Citigroup, Inc.	101,612
2,783	Clear Channel Outdoor Holdings, Inc. - Class A*	22,709
900	CME Group, Inc.	84,996
600	CNO Financial Group, Inc.	10,734
13,409	Coca-Cola Co.	527,242
1,703	Cognizant Technology Solutions Corp. - Class A*	107,187
143	Cohu, Inc.	1,387
2,080	Colgate-Palmolive Co.	130,645
37	Columbia Sportswear Co.	2,271
1,500	Comcast Corp.	85,860
6,400	Comcast Corp. - Class A2	360,512
19,700	Comerica, Inc.[2]	866,800
200	Community Health Systems, Inc.*	10,740
461	Compass Minerals International, Inc.[1]	37,341
1,100	Computer Sciences Corp.	68,189
100	Con-way, Inc.	3,520
1,400	Constant Contact, Inc.*[2]	34,664
522	Contango Oil & Gas Co.*	4,860
3,355	Continental Building Products, Inc.*[2]	67,066
1,838	Cooper Tire & Rubber Co.	70,947
1,483	Corcept Therapeutics, Inc.*[2]	7,415
300	Core-Mark Holding Co., Inc.	18,033

16

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
52	CoreLogic, Inc.*	$1,973
619	Corporate Office Properties Trust - REIT	13,018
3,112	Costco Wholesale Corp.	435,836
1,767	Covenant Transportation Group, Inc. - Class A*	41,684
241	Cracker Barrel Old Country Store, Inc.[1] [2]	34,747
300	Crane Co.	15,762
618	Credit Acceptance Corp.*	125,955
1,800	Crown Castle International Corp. - REIT	150,102
800	CubeSmart - REIT	20,232
12,624	CVS Health Corp.	1,292,698
491	Cypress Semiconductor Corp.	4,910
342	CyrusOne, Inc. - REIT	10,828
8,307	Darden Restaurants, Inc.[2]	564,959
2,226	Darling Ingredients, Inc.*	28,582
926	Dean Foods Co.	15,242
300	Deckers Outdoor Corp.*	19,317
6,000	Delta Air Lines, Inc.	262,680
169	Depomed, Inc.*	4,551
2,000	DexCom, Inc.*	188,280
1,495	DHI Group, Inc.*	11,661
44,775	Diamond Offshore Drilling, Inc.	1,061,615
5,941	Dick's Sporting Goods, Inc.	297,822
4,600	Discover Financial Services	247,158
3,900	Dollar General Corp.	290,511
2,064	Dollar Tree, Inc.*	157,401
500	Domtar Corp.[2]	20,105
3,296	Dr. Pepper Snapple Group, Inc.	252,902
300	DST Systems, Inc.	30,726
383	DSW, Inc. - Class A	11,371
3,476	DTE Energy Co.	271,337
2,516	Duke Energy Corp.	178,410
397	E*TRADE Financial Corp.*	10,437
237	Eagle Pharmaceuticals, Inc.*[2]	18,616
506	East West Bancorp, Inc.	20,447
61,534	eBay, Inc.*[2]	1,668,187
5,800	Edwards Lifesciences Corp.*	817,104
8,800	Electronic Arts, Inc.*	582,120
7,377	Eli Lilly & Co.	607,496

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,079	Ellie Mae, Inc.*	$78,152
4,500	Emergent BioSolutions, Inc.*	149,805
1,526	Ennis, Inc.	24,920
15,800	Entravision Communications Corp. - Class A2	127,190
1,561	EPAM Systems, Inc.*	110,222
389	ePlus, Inc.*	29,455
300	EPR Properties - REIT	15,267
66	Equity Commonwealth - REIT*	1,696
1,300	Equity LifeStyle Properties, Inc. - REIT[2]	72,488
1,200	Equity Residential - REIT	85,500
300	Essex Property Trust, Inc. - REIT	64,386
74,000	Exelon Corp.	2,276,240
18,692	Express Scripts Holding Co.*	1,562,651
25,866	Exxon Mobil Corp.	1,946,158
900	Facebook, Inc. - Class A*	80,487
900	Ferro Corp.*	11,070
10,700	Fidelity National Information Services, Inc.	738,942
28,973	Fifth Third Bancorp[2]	577,142
63	First Citizens BancShares, Inc. - Class A	14,942
582	First Financial Corp.	19,142
62	First Interstate BancSystem, Inc. - Class A	1,654
307	Five Prime Therapeutics, Inc.*	5,854
4,700	Foot Locker, Inc.[2]	332,713
1,250	FormFactor, Inc.*	8,313
656	Francesca's Holdings Corp.*	7,373
38,175	Franklin Resources, Inc.	1,549,141
163	FreightCar America, Inc.	3,513
2,200	Fulton Financial Corp.	26,752
945	General Cable Corp.	13,750
3,375	General Dynamics Corp.	479,351
299	General Electric Co.	7,421
2,300	General Growth Properties, Inc. - REIT	58,374
9,664	General Mills, Inc.	548,529
1,316	GEO Group, Inc. - REIT	39,519
495	Gigamon, Inc.*	11,276
10,515	Gilead Sciences, Inc.[2]	1,104,811

17

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
431	GNC Holdings, Inc. - Class A	$20,171
1,600	Goldman Sachs Group, Inc.	301,760
1,580	Google, Inc. - Class A*	1,023,556
802	Google, Inc. - Class C*[2]	495,836
65	Graham Holdings Co. - Class B2	43,001
457	Gray Television, Inc.*[2]	5,297
213	Great Southern Bancorp, Inc.	8,578
200	Greatbatch, Inc.*	11,364
150	Green Plains, Inc.	3,189
700	Hatteras Financial Corp. - REIT	11,361
3,193	Hawaiian Electric Industries, Inc.	90,266
449	Hawaiian Holdings, Inc.*[2]	10,174
2,298	HCC Insurance Holdings, Inc.	177,566
1,600	HCP, Inc. - REIT[2]	59,296
100	Health Care REIT, Inc. - REIT	6,335
214	Health Net, Inc.*	13,709
1,205	Healthcare Realty Trust, Inc. - REIT	27,595
2,200	HealthSouth Corp.[2]	93,940
138	Healthways, Inc.*	1,685
1,031	Heidrick & Struggles International, Inc.	20,094
174	Henry Schein, Inc.*	23,805
11,044	Hewlett-Packard Co.	309,895
12,312	Home Depot, Inc.	1,433,856
700	Honeywell International, Inc.	69,489
2,861	Horace Mann Educators Corp.	95,042
2,600	Host Hotels & Resorts, Inc. - REIT	46,098
804	Houghton Mifflin Harcourt Co.*	18,154
200	Howard Hughes Corp.*	25,118
731	Humana, Inc.[2]	133,619
873	Huntington Ingalls Industries, Inc.	98,282
400	Huntsman Corp.[2]	6,612
500	IDT Corp. - Class B	7,810
325	Ingles Markets, Inc. - Class A	16,153
22,400	Ingram Micro, Inc. - Class A	606,144
700	Ingredion, Inc.[2]	60,438
3,100	Insight Enterprises, Inc.*	78,461
683	Insperity, Inc.	30,318
700	Integrated Device Technology, Inc.*	13,293
936	Inteliquent, Inc.	17,148
66	Interface, Inc.	1,600

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
4,932	International Business Machines Corp.	$729,393
1,200	International Paper Co.	51,768
1,577	Interpublic Group of Cos., Inc.	29,774
321	INTL. FCStone, Inc.*	8,494
759	Intrexon Corp.*[1] [2]	33,775
373	Intuit, Inc.	31,985
1,000	Invesco Mortgage Capital, Inc. - REIT	13,600
3,900	Investment Technology Group, Inc.	64,038
3,102	Isle of Capri Casinos, Inc.*	57,263
200	ITT Corp.	7,482
267	IXYS Corp.	3,148
750	J&J Snack Foods Corp.	85,470
827	Jack in the Box, Inc.	64,655
400	Janus Capital Group, Inc.[2]	5,952
1,117	John B Sanfilippo & Son, Inc.	57,738
23,701	Johnson & Johnson	2,227,420
3,100	JPMorgan Chase & Co.	198,710
68,695	KeyCorp[2]	943,869
2,782	Keyera Corp.[1]	85,389
600	Kforce, Inc.	16,074
5,780	Kimberly-Clark Corp.	615,743
1,700	Kraft Heinz Co.	123,522
15,756	Kroger Co.[2]	543,582
500	L-3 Communications Holdings, Inc.	52,735
1,138	Lamar Advertising Co. - Class A - REIT	60,701
692	Lancaster Colony Corp.	65,622
414	Lannett Co., Inc.*[1] [2]	19,851
500	LaSalle Hotel Properties - REIT	15,730
381	LHC Group, Inc.*	16,497
20	LifePoint Hospitals, Inc.*	1,563
500	Lincoln Electric Holdings, Inc.	29,325
2,213	Lincoln National Corp.	112,398
1,768	Lockheed Martin Corp.	355,686
548	Loral Space & Communications, Inc.*	29,707
10,063	Lowe's Cos., Inc.	696,058
200	Macquarie Infrastructure Corp.	15,744
3,000	Macy's, Inc.	175,830
2,996	Magellan Health, Inc.*	167,776
1,700	Manhattan Associates, Inc.*	99,416
6,062	ManpowerGroup, Inc.[2]	526,788

18

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
8,630	Marathon Petroleum Corp.[2]	$408,285
100	Marriott Vacations Worldwide Corp.	7,101
4,440	Masco Corp.[2]	116,461
626	Materion Corp.	19,381
421	McCormick & Co., Inc.	33,377
7,071	McDonald's Corp.	671,886
1,766	McKesson Corp.	348,926
300	Medifast, Inc.*	8,331
6,229	Medivation, Inc.*[2]	548,526
1,100	Mentor Graphics Corp.	28,424
18,694	Merck & Co., Inc.	1,006,672
7,100	Meritor, Inc.*	89,815
464	Methode Electronics, Inc.	12,328
5,654	MetLife, Inc.	283,265
2,700	MFA Financial, Inc. - REIT[2]	19,197
90	Microsemi Corp.*	2,858
68,418	Microsoft Corp.	2,977,551
630	Molina Healthcare, Inc.*[2]	46,992
15,575	Molson Coors Brewing Co. - Class B	1,060,502
577	Momenta Pharmaceuticals, Inc.*	11,257
4,225	Monster Beverage Corp.*	584,993
1,200	Monster Worldwide, Inc.*	8,724
5,171	Morgan Stanley	178,141
100	Movado Group, Inc.	2,831
300	MSCI, Inc.	18,156
1,865	Multi-Fineline Electronix, Inc.*	29,784
470	Murphy USA, Inc.*	24,022
40	NACCO Industries, Inc. - Class A	2,106
2,517	NASDAQ OMX Group, Inc.	128,845
82	Nautilus, Inc.*	1,253
300	NCR Corp.*	7,527
2,700	Nelnet, Inc. - Class A	101,655
12,749	Net 1 UEPS Technologies, Inc.*	262,502
1,796	Netflix, Inc.*[2]	206,594
300	NetScout Systems, Inc.*	10,965
1,082	Neurocrine Biosciences, Inc.*	50,183
316	New Senior Investment Group, Inc. - REIT	3,599
1,400	Newmont Mining Corp.	23,898
4,400	News Corp.*	59,972
5,748	NIKE, Inc. - Class B	642,339

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
6,235	Northrop Grumman Corp.	$1,020,919
44	NuVasive, Inc.*	2,320
4,500	NVIDIA Corp.	101,160
1,843	OmniVision Technologies, Inc.*	44,048
1,000	ON Semiconductor Corp.*	9,555
1,107	OPKO Health, Inc.*[1] [2]	11,978
5,775	Oracle Corp.	214,195
2,414	OraSure Technologies, Inc.*	13,036
500	Orbital ATK, Inc.	37,855
3,486	Outfront Media, Inc. - REIT	78,888
1,235	Owens Corning	54,698
600	Patrick Industries, Inc.*[1] [2]	22,674
36,776	PepsiCo, Inc.	3,417,594
44,693	Pfizer, Inc.	1,440,008
4,155	PG&E Corp.	206,005
2,400	PharMerica Corp.*	78,528
169	Philip Morris International, Inc.	13,486
7,452	Pinnacle West Capital Corp.	443,618
700	Piper Jaffray Cos.*	29,302
23,154	PNC Financial Services Group, Inc.[2]	2,109,792
1,900	Post Properties, Inc. - REIT	105,184
2,018	PPG Industries, Inc.[2]	192,295
300	Primerica, Inc.	12,747
442	PrivateBancorp, Inc.	16,730
45,076	Procter & Gamble Co.[2]	3,185,521
2,600	Prologis, Inc. - REIT	98,800
1,355	Prosperity Bancshares, Inc.	70,013
3,400	Prudential Financial, Inc.	274,380
17,444	Public Service Enterprise Group, Inc.	702,121
500	Public Storage - REIT	100,635
3,208	QLogic Corp.*	33,171
800	Qorvo, Inc.*[2]	44,408
19,084	QUALCOMM, Inc.	1,079,773
6,149	Quintiles Transnational Holdings, Inc.*	458,162
145	Radian Group, Inc.	2,607
119	Radius Health, Inc.*	7,242
6,621	Raytheon Co.[1]	679,050
900	Reinsurance Group of America, Inc.	81,792
1,644	Republic Services, Inc.	67,371
406	Resources Connection, Inc.	6,370

19

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
254	Retrophin, Inc.*	$6,965
1,370	Reynolds American, Inc.	114,737
22,618	Rite Aid Corp.*[2]	186,598
3,200	RLJ Lodging Trust - REIT	88,128
6,299	Ross Stores, Inc.[2]	306,257
100	Ryder System, Inc.	8,197
599	Sanmina Corp.*	11,525
7,338	SciClone Pharmaceuticals, Inc.*	57,677
2,895	SEI Investments Co.	146,429
1,010	Shoe Carnival, Inc.	26,159
862	Sigma-Aldrich Corp.	120,171
1,000	Simon Property Group, Inc. - REIT	179,320
900	Skechers U.S.A., Inc. - Class A*[2]	126,666
5,300	Skyworks Solutions, Inc.	462,955
500	SL Green Realty Corp. - REIT[2]	51,755
322	SM Energy Co.	11,817
1,296	Sonus Networks, Inc.*	9,124
19,859	Southwest Airlines Co.[2]	728,825
56,500	Southwestern Energy Co.*	917,560
1,500	Sovran Self Storage, Inc. - REIT	134,595
2,367	Spirit AeroSystems Holdings, Inc. - Class A*	120,977
1,700	Stamps.com, Inc.*	139,978
6,075	Staples, Inc.[2]	86,326
3,700	Starbucks Corp.	202,427
1,000	Starwood Property Trust, Inc. - REIT	21,280
1,000	Steel Dynamics, Inc.	19,480
2,125	Stein Mart, Inc.	22,823
3,296	Stericycle, Inc.*	465,197
3,100	Strategic Hotels & Resorts, Inc. - REIT*	41,819
1,200	Strayer Education, Inc.*	62,688
779	Stryker Corp.	76,848
2,683	Sucampo Pharmaceuticals, Inc. - Class A*	72,065
300	Summit Hotel Properties, Inc. - REIT	3,639
741	Sunstone Hotel Investors, Inc. - REIT	10,248
19,851	SunTrust Banks, Inc.	801,385
504	Super Micro Computer, Inc.*	13,784
8,450	SUPERVALU, Inc.*	69,628
978	SurModics, Inc.*	22,250
176	Swift Transportation Co.*	3,430

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
23,371	Symetra Financial Corp.	$735,485
100	Synaptics, Inc.*[2]	7,009
3,215	Synopsys, Inc.*	150,880
834	Synovus Financial Corp.	25,379
741	Sysco Corp.	29,544
25,195	Target Corp.	1,957,903
1,117	Taylor Morrison Home Corp. - Class A*	22,284
600	TCF Financial Corp.	9,312
3,444	Tech Data Corp.*[1]	224,687
5,865	TEGNA, Inc.[2]	139,528
800	Tessera Technologies, Inc.	26,192
3,731	Texas Instruments, Inc.	178,491
3,093	Textron, Inc.	120,008
5,658	Thor Industries, Inc.	308,814
1,100	Time Warner Cable, Inc.[2]	204,622
5,100	Time Warner, Inc.	362,610
2,400	TJX Cos., Inc.	168,768
14,053	Torchmark Corp.	821,538
23,065	Travelers Cos., Inc.	2,296,121
3,320	Trustmark Corp.	76,460
16,272	Two Harbors Investment Corp. - REIT	153,933
36,700	U.S. Bancorp	1,554,245
137	Ultragenyx Pharmaceutical, Inc.*	15,292
134	UniFirst Corp.	14,527
15,324	United Continental Holdings, Inc.*	873,008
3,676	United Therapeutics Corp.*[2]	553,679
9,840	UnitedHealth Group, Inc.	1,138,488
1,594	Universal Corp.[1]	78,441
2,800	Universal Insurance Holdings, Inc.	68,964
11,900	Unum Group	399,126
900	USANA Health Sciences, Inc.*	131,841
100	Vail Resorts, Inc.	10,791
14,446	Valero Energy Corp.[2]	857,226
2,900	VASCO Data Security International, Inc.*[1] [2]	48,488
41	Vectren Corp.	1,649
1,100	Ventas, Inc. - REIT	60,522
2,702	VF Corp.	195,706
4,836	Visa, Inc. - Class A	344,807
2,256	Vishay Intertechnology, Inc.[1]	22,289
200	Visteon Corp.*	19,932

20

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
6,700	Vonage Holdings Corp.*[2]	$37,185
600	Vornado Realty Trust - REIT	52,314
43,438	Wal-Mart Stores, Inc.	2,811,742
1,292	Walgreens Boots Alliance, Inc.	111,823
5,879	Walt Disney Co.[2]	598,953
2,469	Waste Management, Inc.	123,598
400	Webster Financial Corp.	14,152
63,464	Wells Fargo & Co.	3,384,535
3,300	Western Digital Corp.	270,468
2,000	Weyerhaeuser Co. - REIT	55,880
107	WGL Holdings, Inc.	5,799
2,625	WhiteWave Foods Co. - Class A*	121,117
31,550	Whole Foods Market, Inc.	1,033,578
1,576	World Fuel Services Corp.	60,912
13,957	Xerox Corp.[2]	141,943
400	Zebra Technologies Corp. - Class A*	33,152
100	Zions Bancorporation	2,900
10,099	Zoetis, Inc.	453,142
		120,326,089
	VIRGIN ISLANDS (BRITISH) – 0.1%
4,455	Michael Kors Holdings Ltd.*[2]	193,614

	TOTAL COMMON STOCK
	(Cost $217,308,179)	230,893,755

	EXCHANGE TRADED FUND – 15.2%
1,111,443	iShares MSCI Emerging Markets Minimum Volatility ETF[1]	56,550,220

	TOTAL EXCHANGE TRADED FUND
	(Cost $62,998,400)	56,550,220

	OPEN-END MUTUAL FUND – 15.6%
	UNITED STATES – 15.6%
2,890,597	GMO Quality Fund - Class III	57,956,471

	TOTAL OPEN-END MUTUAL FUND
	(Cost $64,771,072)	57,956,471

Number of Shares		Value
	PREFERRED STOCK – 0.1%
	GERMANY – 0.1%
1,868	Henkel A.G. & Co. KGaA	$195,203
49	Jungheinrich A.G.	3,420
2,858	Porsche Automobil Holding S.E.	198,470
56	Sartorius A.G. Preference	12,341
		409,434
	TOTAL PREFERRED STOCK
	(Cost $413,654)	409,434

	WARRANT – 0.0%
	HONG KONG – 0.0%
8	Sun Hung Kai Properties Ltd.*	8

	TOTAL WARRANT
	(Cost $—)	8

	SHORT-TERM INVESTMENTS – 17.6%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN – 9.6%
	Collateral pool allocation[3]	35,554,922

	MONEY MARKET FUNDS – 8.0%
29,753,729	JPMorgan Prime Money Market Fund - Agency Shares 0.01% [2] [4]	29,753,729

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $65,308,651)	65,308,651

Number of Contracts
	PURCHASED OPTIONS – 0.5%
	PURCHASED CALL OPTIONS – 0.0%
	S&P 500 Index
56	Exercise Price: $2,180, Expiration Date: September 18, 2015*	1,400
	S&P 500 Index - Flex
54	Exercise Price: $2,240, Expiration Date: 09/02/2015*	—
54	Exercise Price: $2,245, Expiration Date: 09/08/2015*	—
55	Exercise Price: $2,210, Expiration Date: 09/09/2015*	—

21

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS (Continued)
	PURCHASED CALL OPTIONS (Continued)
54	Exercise Price: $2,235, Expiration Date: 09/14/2015*	$—
55	Exercise Price: $2,220, Expiration Date: 09/16/2015*	7
58	Exercise Price: $2,130, Expiration Date: 09/21/2015*	2,240
60	Exercise Price: $2,080, Expiration Date: 09/23/2015*	23,530
	S&P 500 Index - Weekly
54	Exercise Price: $2,220, Expiration Date: 09/04/2015*	270
54	Exercise Price: $2,220, Expiration Date: 09/11/2015*	270
57	Exercise Price: $2,155, Expiration Date: 09/25/2015*	3,990
		31,707
	PURCHASED PUT OPTIONS – 0.5%
	iShares MSCI EAFE Index Fund
1,635	Exercise Price: $52, Expiration Date: October 16, 2015*	65,400
	iShares MSCI EAFE Index Fund - Flex
1,548	Exercise Price: $56, Expiration Date: 09/04/2015*	2,141
1,517	Exercise Price: $58, Expiration Date: 09/11/2015*	$53,894
1,530	Exercise Price: $58, Expiration Date: 09/16/2015*	74,684
1,525	Exercise Price: $58, Expiration Date: 09/25/2015*	110,325
1,538	Exercise Price: $58, Expiration Date: 10/02/2015*	114,369
1,553	Exercise Price: $56, Expiration Date: 10/09/2015*	86,264
1,670	Exercise Price: $49, Expiration Date: 10/21/2015*	30,973
	iShares Russell 2000 Index Fund
96	Exercise Price: $98, Expiration Date: October 16, 2015*	6,912
	iShares Russell 2000 Index Fund - Flex
90	Exercise Price: $108, Expiration Date: 09/04/2015*	740
89	Exercise Price: $112, Expiration Date: 09/11/2015*	8,337
89	Exercise Price: $112, Expiration Date: 09/16/2015*	11,466

Number of Contracts		Value
	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
90	Exercise Price: $110, Expiration Date: 09/25/2015*	$13,315
93	Exercise Price: $105, Expiration Date: 10/02/2015*	9,222
93	Exercise Price: $105, Expiration Date: 10/09/2015*	10,709
100	Exercise Price: $90, Expiration Date: 10/21/2015*	4,155
	S&P 500 Index
56	Exercise Price: $1,765, Expiration Date: 09/18/2015*	35,392
38	Exercise Price: $1,725, Expiration Date: 10/16/2015*	57,000
	S&P 500 Index - Flex
54	Exercise Price: $1,920, Expiration Date: 09/02/2015*	12,488
54	Exercise Price: $1,910, Expiration Date: 09/08/2015*	42,441
55	Exercise Price: $1,855, Expiration Date: 09/09/2015*	23,753
54	Exercise Price: $1,905, Expiration Date: 09/14/2015*	85,074
55	Exercise Price: $1,860, Expiration Date: 09/16/2015*	68,004
36	Exercise Price: $1,915, Expiration Date: 09/16/2015*	77,687
58	Exercise Price: $1,650, Expiration Date: 09/21/2015*	18,018
60	Exercise Price: $1,600, Expiration Date: 09/23/2015*	16,146
39	Exercise Price: $1,585, Expiration Date: 10/21/2015*	31,432
	S&P 500 Index - Weekly
36	Exercise Price: $1,810, Expiration Date: 09/04/2015*	4,500
54	Exercise Price: $1,880, Expiration Date: 09/04/2015*	21,600
54	Exercise Price: $1,890, Expiration Date: 09/11/2015*	69,660
36	Exercise Price: $1,920, Expiration Date: 09/11/2015*	67,500
57	Exercise Price: $1,720, Expiration Date: 09/25/2015*	38,760
36	Exercise Price: $1,910, Expiration Date: 09/25/2015*	96,120

22

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
36	Exercise Price: $1,855, Expiration Date: 10/02/2015*	$82,620
36	Exercise Price: $1,875, Expiration Date: 10/09/2015*	118,260
		1,569,361
	TOTAL PURCHASED OPTIONS
	(Cost $889,876)	1,601,068

	TOTAL INVESTMENTS – 111.1%
	(Cost $411,689,832)	412,719,607
	Liabilities less other assets – (11.1)%	(41,065,082)

	TOTAL NET ASSETS – 100.0%	$371,654,525

	SHORT SECURITIES – (0.7)%
	WRITTEN OPTIONS – (0.7)%
	WRITTEN CALL OPTIONS – (0.1)%
	iShares MSCI EAFE Index Fund
(1,150)	Exercise Price: $67, Expiration Date: October 2, 2015*	(4,600)
	iShares MSCI Emerging Markets Index Fund
(935)	Exercise Price: $38, Expiration Date: October 16, 2015*	(17,765)
	iShares Russell 2000 Index Fund
(70)	Exercise Price: $121, Expiration Date: October 16, 2015*	(7,000)
	S&P 500 Index
(56)	Exercise Price: $2,080, Expiration Date: 09/18/2015*	(14,280)
(27)	Exercise Price: $2,030, Expiration Date: 10/16/2015*	(80,784)
(27)	Exercise Price: $2,075, Expiration Date: 10/16/2015*	(31,725)
	S&P 500 Index - Flex
(54)	Exercise Price: $2,135, Expiration Date: 09/02/2015*	—
(54)	Exercise Price: $2,140, Expiration Date: 09/08/2015*	(2)
(55)	Exercise Price: $2,110, Expiration Date: 09/09/2015*	(93)
(54)	Exercise Price: $2,135, Expiration Date: 09/14/2015*	(186)

Number of Contracts		Value
	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN CALL OPTIONS (Continued)
(55)	Exercise Price: $2,120, Expiration Date: 09/16/2015*	$(1,296)
(58)	Exercise Price: $2,035, Expiration Date: 09/21/2015*	(74,647)
(60)	Exercise Price: $1,990, Expiration Date: 09/23/2015*	(202,715)
	S&P 500 Index - Weekly
(54)	Exercise Price: $2,135, Expiration Date: 08/31/2015*	(270)
(54)	Exercise Price: $2,120, Expiration Date: 09/04/2015*	(270)
(54)	Exercise Price: $2,120, Expiration Date: 09/11/2015*	(1,080)
(57)	Exercise Price: $2,060, Expiration Date: 09/25/2015*	(46,740)
(40)	Exercise Price: $2,145, Expiration Date: 10/02/2015*	(6,400)
(27)	Exercise Price: $2,150, Expiration Date: 10/09/2015*	(5,292)
		(495,145)
	WRITTEN PUT OPTIONS – (0.6)%
	S&P 500 Index
(56)	Exercise Price: $1,865, Expiration Date: September 18, 2015*	(90,720)
	S&P 500 Index - Flex
(54)	Exercise Price: $2,025, Expiration Date: 09/02/2015*	(290,717)
(54)	Exercise Price: $2,015, Expiration Date: 09/08/2015*	(268,067)
(55)	Exercise Price: $1,955, Expiration Date: 09/09/2015*	(114,184)
(54)	Exercise Price: $2,005, Expiration Date: 09/14/2015*	(276,990)
(55)	Exercise Price: $1,960, Expiration Date: 09/16/2015*	(190,154)
(58)	Exercise Price: $1,745, Expiration Date: 09/21/2015*	(36,687)
(60)	Exercise Price: $1,690, Expiration Date: 09/23/2015*	(29,934)

23

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Contracts		Value
	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN PUT OPTIONS (Continued)
	S&P 500 Index - Weekly
(54)	Exercise Price: $2,020, Expiration Date: 08/31/2015*	$(259,902)
(54)	Exercise Price: $1,980, Expiration Date: 09/04/2015*	(157,680)
(54)	Exercise Price: $1,990, Expiration Date: 09/11/2015*	(225,990)
(57)	Exercise Price: $1,815, Expiration Date: 09/25/2015*	(76,380)
		(2,017,405)
	TOTAL WRITTEN OPTIONS
	(Proceeds $1,434,600)	(2,512,550)

	TOTAL SHORT SECURITIES
	(Proceeds $1,434,600)	$(2,512,550)

*	Non-income producing security.

[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of those securities was $17,572,522.

[2]	All or a portion of this security is held as collateral for securities sold short and futures contracts. At period end, the aggregate market value of those securities was $34,754,468.

[3]	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

[4]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

CA – Canada

CO – Colombia

FLEX – Flexible Exchange traded option, representing a customized option

GDR – Global Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

24

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

FUTURES CONTRACTS

As of August 31, 2015 (Unaudited)

Number of Contracts Long	Description	Expiration Date	Unrealized Appreciation (Depreciation)
27	MSCI EAFE Index	September 2015	$(203,022)
32	S&P500 Mini Index	September 2015	(210,519)
			$(413,541)

See accompanying Notes to Financial Statements

25

ASPIRIANT INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	MUNICIPAL BOND – 65.1%
	ALABAMA – 1.3%
500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 10/5/2015 1 2 3	$502,040
120,000	County of Jefferson, 4.75%, 01/1/2025, Call 10/5/2015 *[2]	120,738
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023 [2]	543,520
	County of Jefferson, AGM-CR
1,810,000	4.75%, 1/1/2025, Call 10/5/2015 [2]	1,821,131
270,000	5.25%, 1/1/2023, Call 10/5/2015 [2]	271,661
1,000,000	County of Jefferson, NATL-RE, 5.00%, 04/1/2024, Call 10/5/2015 *[2]	1,000,010
1,000,000	Phenix City Industrial Development Board, 4.13%, 05/15/2035, Call 11/15/2022 1 2	903,060
1,000,000	Spring Hill College Educational Building Authority of Mobile, 5.88%, 04/15/2045, Call 04/15/2025 [2]	921,280
		6,083,440
	ARIZONA – 2.2%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 02/1/2023 [2]	528,345
	Downtown Phoenix Hotel Corp., FGIC
1,150,000	5.00%, 7/1/2036, Call 01/1/2016 [2]	1,167,975
1,105,000	5.00%, 7/1/2040, Call 01/1/2016 [2]	1,122,271
350,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025 2 5	346,203
	Industrial Development Authority of the City of Phoenix
1,000,000	5.00%, 6/1/2042, Call 06/1/2022 [2]	1,068,340
755,000	7.00%, 7/1/2022, Call 07/1/2020 [2]	778,684
500,000	7.50%, 7/1/2042, Call 07/1/2022 [2]	205,000
	Industrial Development Authority of the County of Pima
500,000	6.75%, 3/1/2034, Call 03/1/2024 [2]	528,245
790,000	7.00%, 1/1/2034	786,358
340,000	Industrial Development Authority of the County of Yavapi, 5.13%, 03/1/2042, Call 09/1/2022 [2]	341,387

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	ARIZONA (Continued)
1,000,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022 [2]	$1,123,410
1,000,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	1,105,220
1,250,000	State of Arizona, AGM, 5.25%, 10/1/2028, Call 10/1/2019 [2]	1,395,037
		10,496,475
	CALIFORNIA – 17.0%
1,000,000	Beaumont Financing Authority, 5.00%, 09/1/2045, Call 09/1/2025 [2]	1,051,430
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 10/5/2015 *[2]	840,320
1,500,000	California Housing Finance Agency, 4.80%, 08/1/2036, Call 02/1/2016 1 2	1,505,715
	California Municipal Finance Authority
975,000	5.00%, 2/1/2021, Call 02/1/2017 [2]	1,017,471
275,000	5.00%, 4/1/2035, Call 04/1/2025 [2]	296,051
905,000	5.00%, 10/1/2035, Call 10/1/2022 [2]	908,901
150,000	5.00%, 4/1/2041, Call 04/1/2025 [2]	159,641
500,000	5.75%, 10/1/2034, Call 10/1/2021 [2]	531,890
200,000	6.63%, 1/1/2032, Call 01/1/2022 [2]	215,976
500,000	7.00%, 6/1/2034, Call 06/1/2022 [2]	557,700
	California Pollution Control Financing Authority
1,000,000	5.00%, 7/1/2037, Call 07/1/2022 1 2 5	1,064,450
1,000,000	5.00%, 11/21/2045, Call 07/1/2017 2 5	1,029,960
700,000	California Pollution Control Financing Authority, FGIC, 4.75%, 12/1/2023, Call 06/1/2017 1 2	736,862
	California School Finance Authority
350,000	6.75%, 11/1/2045, Call 11/1/2024 2 5	361,725
980,000	7.00%, 6/1/2047, Call 06/1/2020 [2]	1,071,356
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024 [2]	1,124,940

26

ASPIRIANT INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	CALIFORNIA (Continued)
	California Statewide Communities Development Authority
1,000,000	0.97%, 4/1/2036, Call 09/2/2015 2 3	$887,990
500,000	5.13%, 7/15/2031, Call 07/15/2017 [2]	542,505
500,000	5.15%, 7/1/2030, Call 07/1/2017 [2]	502,880
2,005,000	5.25%, 12/1/2044, Call 12/1/2024 [2]	2,095,225
1,150,000	5.40%, 11/1/2027, Call 11/1/2017 [2]	1,190,882
140,000	6.00%, 11/1/2032, Call 11/1/2020 [2]	144,088
230,000	6.25%, 11/1/2042, Call 11/1/2020 [2]	238,156
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024 [2]	949,093
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025 [2]	213,464
500,000	City of Lathrop, 5.00%, 09/2/2040, Call 09/2/2025 [2]	506,285
1,000,000	City of Pacifica, AMBAC, 5.38%, 01/1/2037, Call 01/1/2016 [2]	1,025,790
1,000,000	City of Roseville, 5.00%, 09/1/2037, Call 03/1/2016 *[2]	1,021,550
1,020,000	City of San Juan Bautista, 6.00%, 10/1/2024, Call 10/1/2018 [2]	1,139,003
1,900,000	Coast Community College District, AGM, 5.00%, 08/1/2031, Call 08/1/2018 [2]	2,076,187
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021 [2]	361,328
1,010,000	County of Imperial, 5.00%, 09/1/2036, Call 09/1/2025 [2]	1,088,830
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020 [2]	278,045
1,000,000	Foothill-Eastern Transportation Corridor Agency, AGM, 5.00%, 01/15/2042, Call 01/15/2024 [2]	1,090,790
225,000	Glendale Redevelopment Agency Successor Agency, 5.50%, 12/1/2024, Call 12/1/2016 [2]	233,870

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	CALIFORNIA (Continued)
	Golden State Tobacco Securitization Corp.
815,000	4.50%, 6/1/2027, Call 06/1/2017 *[2]	$777,877
1,000,000	5.13%, 6/1/2047, Call 06/1/2017 *[2]	784,110
2,000,000	5.30%, 6/1/2037, Call 06/1/2022 *[2]	1,649,840
750,000	5.75%, 6/1/2047, Call 06/1/2017 *[2]	644,602
1,000,000	Hesperia Public Financing Authority, XLCA, 5.00%, 09/1/2037, Call 09/1/2017 [2]	1,014,620
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025 [2]	1,055,730
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024 [2]	1,089,160
450,000	Jurupa Unified School District, 5.00%, 09/1/2040, Call 09/1/2025 [2]	467,347
1,000,000	Lammersville School District Community Facilities District, 0.00%, 09/1/2030, Call 09/1/2022 [2]	1,068,870
500,000	Lancaster Redevelopment Agency Successor Agency, NATL-RE, 4.75%, 08/1/2027, Call 10/5/2015 [2]	508,545
750,000	Los Angeles Department of Water & Power, AGM-CR AMBAC, 5.00%, 07/1/2037, Call 07/1/2017 [2]	802,725
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021 [2]	619,180
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	410,295
250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50%, 09/1/2039, Call 09/1/2019 *[2]	301,030
	National City Community Development Commission
500,000	5.75%, 8/1/2021	599,730
500,000	7.00%, 8/1/2032, Call 08/1/2021 [2]	624,345

27

ASPIRIANT INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	CALIFORNIA (Continued)
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020 [2]	$174,887
1,000,000	Oakland Unified School District/Alameda County, 6.13%, 08/1/2029, Call 08/1/2019 [2]	1,138,100
245,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022 [2]	263,706
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	2,412,400
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,242,660
1,500,000	Pittsburg Successor Agency Redevelopment Agency, 6.50%, 09/1/2028, Call 09/1/2018 [2]	1,642,770
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023 [2]	1,090,810
500,000	Rancho Santa Fe Community Services District, 5.50%, 09/1/2025, Call 09/1/2021 [2]	573,490
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020 [2]	577,475
733,000	River Rock Entertainment Authority, 8.00%, 11/1/2018, Call 11/1/2015 2 4	74,033
	Riverside County Redevelopment Successor Agency, AGM
695,000	5.00%, 10/1/2030, Call 10/1/2024 [2]	789,395
760,000	5.00%, 10/1/2032, Call 10/1/2024 [2]	854,324
1,390,000	Sacramento Area Flood Control Agency, BHAC, 5.30%, 10/1/2022, Call 10/1/2018 [2]	1,559,135
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,067,575
2,000,000	Sacramento Municipal Utility District, AGM, 5.00%, 08/15/2022, Call 08/15/2018 [2]	2,239,120
1,250,000	Sacramento Municipal Utility District, NATL-RE, 5.13%, 07/1/2029, Call 07/1/2016 [2]	1,301,387
1,930,000	San Bernardino County Financing Authority, NATL-RE, 5.50%, 06/1/2037	2,045,800

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	CALIFORNIA (Continued)
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021 [2]	$1,208,710
2,000,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025 [2]	2,121,220
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	32,816
1,125,000	San Jose Redevelopment Agency, NATL, 4.90%, 08/1/2033, Call 10/5/2015 [2]	1,144,541
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022 [2]	539,445
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024 [2]	1,073,562
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 7/1/2024	627,415
500,000	6.25%, 7/1/2024	623,625
465,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021 [2]	509,533
490,000	Semitropic Improvement District, 5.00%, 12/1/2038, Call 12/1/2019 [2]	550,618
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024 [2]	1,008,690
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	638,716
1,000,000	5.00%, 11/1/2033	1,135,160
970,000	Stockton Public Financing Authority, NATL-RE, 4.50%, 08/1/2031, Call 10/5/2015 *[2]	904,535
500,000	Stockton Unified School District, NATL, 4.55%, 09/1/2030, Call 10/5/2015 [2]	501,525
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022 [2]	1,070,830
1,000,000	Temecula Redevelopment Agency, NATL-RE, 5.25%, 08/1/2036, Call 10/5/2015 [2]	1,001,230

28

ASPIRIANT INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	CALIFORNIA (Continued)
	Tobacco Securitization Authority of Southern California
500,000	5.00%, 6/1/2037, Call 09/18/2015 [2]	$433,220
1,000,000	5.13%, 6/1/2046, Call 09/18/2015 [2]	838,610
1,080,000	Tustin Community Redevelopment Agency, 5.00%, 09/1/2032, Call 09/1/2018 [2]	1,199,383
1,000,000	Washington Township Health Care District, 5.00%, 07/1/2032, Call 07/1/2017 [2]	1,035,470
1,000,000	Westminster Redevelopment Agency, 5.75%, 11/1/2036, Call 11/1/2021 [2]	1,134,450
		81,858,726
	COLORADO – 3.5%
	Central Platte Valley Metropolitan District
500,000	5.00%, 12/1/2043, Call 12/1/2023 [2]	514,095
625,000	5.63%, 12/1/2038, Call 12/1/2023 [2]	707,931
1,000,000	Cimarron Metropolitan District, 6.00%, 12/1/2022, Call 10/31/2017 [2]	1,002,120
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 12/1/2019 [2]	495,300
	Colorado Educational & Cultural Facilities Authority
550,000	4.75%, 4/1/2030, Call 04/1/2022 [2]	574,783
500,000	6.25%, 11/1/2040, Call 11/1/2020 [2]	514,460
485,000	6.75%, 4/1/2040, Call 04/1/2018 2 5	500,738
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
500,000	4.00%, 10/1/2039, Call 10/1/2024 [2]	482,720
500,000	5.13%, 12/1/2039, Call 12/1/2019 [2]	524,945
	Colorado Health Facilities Authority
1,350,000	6.75%, 6/1/2032, Call 06/1/2022 [2]	1,157,773

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	COLORADO (Continued)
1,000,000	7.75%, 8/1/2039, Call 08/1/2019 [2]	$1,097,220
500,000	8.00%, 8/1/2043, Call 02/1/2024 [2]	589,560
500,000	Colorado Health Facilities Authority, AGM, 5.50%, 05/15/2030, Call 05/15/2019 [2]	555,750
	E-470 Public Highway Authority, NATL-RE
320,000	6.32%, 9/1/2030	169,498
480,000	5.66%, 9/1/2028	280,032
1,000,000	5.24%, 9/1/2024	1,000,000
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020 [2]	252,205
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022 [2]	1,101,233
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024 [2]	733,943
225,000	Maher Ranch Metropolitan District 004, AGC, 5.25%, 12/1/2036, Call 12/1/2017 [2]	230,661
10,000	Mount Carbon Metropolitan District, 6.89%, 06/1/2043	5,965
500,000	Piney Creek Metropolitan District, 5.50%, 12/1/2035, Call 12/1/2015 [2]	501,315
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020 [2]	1,058,454
1,000,000	Regional Transportation District, 6.00%, 01/15/2041, Call 07/15/2020 [2]	1,129,200
1,475,000	Southlands Metropolitan District No. 1, AGC, 5.25%, 12/1/2034, Call 12/1/2017 *[2]	1,500,857
		16,680,758
	CONNECTICUT – 0.4%
250,000	Connecticut Housing Finance Authority, 4.75%, 11/15/2035, Call 11/15/2019 [2]	259,630
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 10/5/20151 [2]	504,980

29

ASPIRIANT INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	CONNECTICUT (Continued)
1,000,000	Mohegan Tribe of Indians of Connecticut, 5.25%, 01/1/2033, Call 10/19/2015 2 5	$936,240
		1,700,850
	DELAWARE – 0.2%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025 2 5	989,200

	FLORIDA – 7.2%
970,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022 [2]	1,019,237
930,000	Beeline Community Development District, 7.00%, 05/1/2037, Call 05/1/2018 [2]	975,551
960,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023 [2]	990,749
1,250,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 10/5/2015 *[2]	1,249,263
935,000	Capital Trust Agency, Inc., 5.35%, 07/1/2029, Call 07/1/2020 [2]	1,023,657
1,000,000	Citizens Property Insurance Corp., 6.00%, 06/1/2016	1,042,210
	City of Lakeland
540,000	5.00%, 9/1/2037, Call 09/1/2022 [2]	567,302
2,435,000	5.00%, 11/15/2045, Call 11/15/2024 [2]	2,612,098
1,000,000	City of Miami, NATL-RE, 5.00%, 01/1/2022, Call 01/1/2017 [2]	1,052,970
1,650,000	City of Port Saint Lucie, NATL-RE, 5.00%, 07/1/2027, Call 07/1/2017 [2]	1,764,988
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023 [2]	510,910
500,000	County of Lake, 6.25%, 11/1/2027, Call 11/1/2017 [2]	457,325
1,395,000	County of Miami-Dade FL Aviation Revenue, AGC, 5.00%, 10/1/2028, Call 10/1/2019 [2]	1,553,709
190,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	186,907

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	FLORIDA (Continued)
	Florida Development Finance Corp.
750,000	6.25%, 7/1/2034, Call 07/1/2024 [2]	$776,145
2,000,000	7.63%, 6/15/2041, Call 06/15/2021 [2]	2,322,680
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022 [2]	1,119,300
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024 [2]	498,315
	Lake Ashton Community Development District
235,000	5.00%, 5/1/2025	244,508
485,000	5.00%, 5/1/2037, Call 05/1/2025 [2]	473,675
1,680,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025 [2]	1,695,036
710,000	Lakewood Ranch Stewardship District, 4.88%, 05/1/2045, Call 05/1/2025 [2]	698,242
	Lee County Industrial Development Authority
1,000,000	5.00%, 11/15/2029, Call 05/15/2017 [2]	1,041,960
100,000	5.75%, 6/15/2042, Call 06/15/2022 [2]	106,094
915,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026 [2]	916,766
390,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 05/1/2023 [2]	384,989
1,500,000	Miami Beach Health Facilities Authority, 4.25%, 11/15/2034, Call 11/15/2019 [2]	1,501,350
1,000,000	Northern Palm Beach County Improvement District, 5.00%, 08/1/2034, Call 08/1/2024 [2]	1,008,570
	Palm Beach County Health Facilities Authority
500,000	5.00%, 11/1/2043, Call 11/1/2022 [2]	524,665
525,000	6.75%, 6/1/2024, Call 06/1/2022 [2]	595,240
255,000	Panther Trails Community Development District, 5.60%, 05/1/2036, Call 11/1/2015 [2]	255,291

30

ASPIRIANT INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	FLORIDA (Continued)
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021 [2]	$875,430
1,500,000	Seminole Tribe of Florida, Inc., 5.25%, 10/1/2027, Call 10/1/2017 2 5	1,578,195
960,000	Tolomato Community Development District, 5.40%, 05/1/2037, Call 10/5/2015 [2]	960,653
500,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023 [2]	511,890
970,000	Wentworth Estates Community Development District, 5.63%, 05/1/2037, Call 10/5/2015 *[2]	970,262
490,000	West Villages Improvement District, 5.50%, 05/1/2037, Call 10/5/2015 *[2]	490,029
		34,556,161
	GEORGIA – 1.3%
1,385,000	Augusta-Richmond County Airport Revenue, 5.45%, 01/1/2031, Call 10/5/2015 1 2	1,386,413
250,000	City of Atlanta Water & Wastewater Revenue, AGM, 5.25%, 11/1/2034, Call 11/1/2019 [2]	280,685
1,000,000	Fulton County Development Authority, 6.50%, 04/1/2043, Call 04/1/2023 [2]	1,003,320
	Fulton County Residential Care Facilities for the Elderly Authority
500,000	5.00%, 7/1/2029, Call 07/1/2017 [2]	505,550
1,000,000	5.13%, 7/1/2042, Call 07/1/2017 [2]	1,004,310
750,000	Gainesville & Hall County Development Authority, 6.63%, 11/15/2039, Call 11/15/2019 [2]	849,015
250,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020 [2]	258,327
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020 [2]	537,685
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/1/2020 [2]	669,924
		6,495,229

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	GUAM – 0.8%
250,000	Guam Department of Education, 6.88%, 12/1/2040, Call 12/1/2020 [2]	$274,213
	Guam Government Waterworks Authority
1,000,000	5.00%, 7/1/2035, Call 07/1/2024 [2]	1,084,590
500,000	5.25%, 7/1/2033, Call 07/1/2023 [2]	557,660
450,000	5.63%, 7/1/2040, Call 07/1/2020 [2]	491,742
1,000,000	Territory of Guam, 7.00%, 11/15/2039, Call 11/15/2019 [2]	1,225,380
		3,633,585
	HAWAII – 0.1%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022 [2]	530,720

	IDAHO – 0.3%
1,225,000	Idaho Housing & Finance Association, 5.00%, 07/15/2027, Call 07/15/2019 [2]	1,350,697

	ILLINOIS – 4.7%
550,000	Chicago O'Hare International Airport, NATL, 5.00%, 01/1/2033, Call 01/1/2016 [2]	557,012
500,000	City of Chicago, 5.50%, 01/1/2040, Call 01/1/2025 [2]	456,865
5,000	City of Chicago, AMBAC, 5.00%, 01/1/2042, Call 10/5/2015 [2]	4,602
1,500,000	County of Cook, 6.50%, 10/15/2040, Call 10/15/2020 [2]	1,591,575
	Illinois Finance Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024 [2]	1,970,360
700,000	5.00%, 8/15/2026, Call 08/15/2020 [2]	782,117
500,000	5.00%, 11/1/2027, Call 11/1/2019 [2]	559,085
1,000,000	5.00%, 8/1/2033, Call 08/1/2024 [2]	1,116,450
1,000,000	5.00%, 4/1/2036, Call 04/1/2016 [2]	989,820
1,665,000	5.00%, 12/1/2036, Call 12/1/2016 [2]	1,675,390
500,000	5.63%, 2/15/2037, Call 10/5/2015 [2]	499,520

31

ASPIRIANT INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	ILLINOIS (Continued)
600,000	5.75%, 10/1/2032, Call 10/1/2022 [2]	$647,250
1,030,000	5.75%, 11/15/2037, Call 11/15/2017 [2]	1,109,423
500,000	6.00%, 10/1/2048, Call 10/1/2022 [2]	544,365
665,000	6.38%, 11/1/2029, Call 05/1/2019 [2]	790,765
1,000,000	6.88%, 8/15/2038, Call 08/15/2019 [2]	1,222,720
500,000	7.75%, 8/15/2034, Call 08/15/2019 [2]	607,110
500,000	Illinois Finance Authority, AGC, 5.25%, 08/15/2033, Call 08/15/2018 [2]	541,610
250,000	Illinois Finance Authority, AGM, 5.25%, 03/1/2030, Call 03/1/2020 [2]	277,515
435,000	Lombard Public Facilities Corp., 2.10%, 01/1/2036, Call 01/1/2016 [2]	126,150
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022 [2]	516,990
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 6/1/2021	898,802
1,000,000	6.25%, 6/1/2024, Call 06/1/2016 [2]	1,043,410
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023 [2]	1,214,260
175,000	State of Illinois, 5.00%, 03/1/2037, Call 03/1/2022 [2]	175,193
545,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	602,290
875,000	Village of Bellwood, XLCA, 4.50%, 12/1/2029, Call 12/1/2016 [2]	877,319
1,000,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025 [2]	993,790
		22,391,758
	INDIANA – 1.0%
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022 1 2	888,310
1,000,000	Hospital Authority of Delaware County, 5.13%, 08/1/2029, Call 08/1/2016 [2]	1,044,020

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	INDIANA (Continued)
1,000,000	Indiana Bond Bank, 5.25%, 10/15/2018	$1,115,570
	Indiana Finance Authority
250,000	5.25%, 11/1/2039, Call 11/1/2019 [2]	277,452
500,000	6.00%, 12/1/2019	545,795
500,000	6.00%, 12/1/2026, Call 06/1/2020 [2]	529,805
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023 1 2	556,370
		4,957,322
	IOWA – 1.2%
	Iowa Finance Authority
2,500,000	4.75%, 8/1/2042, Call 08/1/2022 [2]	2,549,650
1,000,000	5.25%, 12/1/2025, Call 12/1/2023 [2]	1,089,530
250,000	Iowa Finance Authority, AGC, 5.25%, 08/15/2029, Call 08/15/2019 [2]	278,783
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021 [2]	538,405
650,000	Iowa Student Loan Liquidity Corp., 5.50%, 12/1/2025, Call 12/1/2019 [2]	709,741
500,000	Iowa Tobacco Settlement Authority, 5.60%, 06/1/2034, Call 06/1/2017 [2]	474,920
		5,641,029
	KANSAS – 0.1%
500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 01/1/2017 [2]	500,825

	KENTUCKY – 0.2%
1,000,000	Kentucky Housing Corp., 5.63%, 05/1/2045, Call 05/1/2025 [2]	999,200

	LOUISIANA – 1.2%
1,175,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023 [2]	1,288,975
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021 [2]	573,090

32

ASPIRIANT INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	LOUISIANA (Continued)
	Louisiana Local Government Environmental Facilities & Community Development Auth
500,000	6.50%, 11/1/2035, Call 11/1/2020 [2]	$595,415
1,000,000	6.75%, 11/1/2032, Call 11/1/2017 [2]	1,098,510
	Louisiana Public Facilities Authority
1,000,000	5.00%, 5/15/2035, Call 05/15/2025 [2]	1,086,010
500,000	5.25%, 5/15/2038, Call 05/15/2017 [2]	523,915
250,000	6.50%, 7/1/2036, Call 07/1/2023 1 2	280,385
500,000	8.13%, 12/15/2033, Call 12/15/2023 [2]	579,690
		6,025,990
	MAINE – 0.2%
420,000	Maine Health & Higher Educational Facilities Authority, ST RES FD GTY, 5.00%, 07/1/2040, Call 07/1/2020 [2]	458,879
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 10/5/2015 1 2	502,040
		960,919
	MARYLAND – 0.3%
1,000,000	City of Baltimore, XLCA, 5.00%, 09/1/2032, Call 09/1/2016 [2]	1,021,990
500,000	Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/1/2045, Call 07/1/2025 [2]	532,545
		1,554,535
	MASSACHUSETTS – 0.4%
	Massachusetts Development Finance Agency
400,000	5.25%, 12/1/2025, Call 12/1/2019 [2]	441,876
500,000	5.85%, 12/1/2042 [3]	584,540
	Massachusetts Educational Financing Authority
300,000	5.50%, 1/1/2022, Call 01/1/2020 [2]	338,049
520,000	6.00%, 1/1/2028, Call 01/1/2020 [2]	550,300
		1,914,765

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	MICHIGAN – 1.8%
250,000	City of Detroit Water Supply System Revenue, NATL-RE, 4.50%, 07/1/2025, Call 07/1/2016 *2 3	$251,268
475,000	City of Detroit, SAW, 5.00%, 11/1/2030, Call 11/1/2020 *[2]	502,631
1,000,000	Garden City Hospital Finance Authority, 5.00%, 08/15/2038, Call 08/15/2017 [2]	1,085,110
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022 [2]	289,586
275,000	Michigan Finance Authority, 5.00%, 06/1/2029, Call 06/1/2019 [2]	265,691
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024 [2]	1,556,937
250,000	Michigan State Hospital Finance Authority, 5.63%, 11/15/2029, Call 11/15/2019 [2]	285,503
	Michigan Strategic Fund
945,000	4.13%, 7/1/2045, Call 07/1/2018 2 3	958,513
1,000,000	5.59%, 8/1/2029 [3]	1,038,630
905,000	6.75%, 7/1/2022 1 5	930,765
985,000	8.50%, 12/1/2030, Call 12/1/2023 1 2 5	947,255
500,000	Summit Academy, 6.38%, 11/1/2035, Call 11/1/2015 [2]	500,630
		8,612,519
	MINNESOTA – 0.2%
415,000	Saint Paul Housing & Redevelopment Authority, 5.50%, 09/1/2043, Call 09/1/2020 [2]	431,052
100,000	Township of Baytown, 5.75%, 08/1/2042, Call 08/1/2016 [2]	101,335
500,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021 [2]	586,930
		1,119,317
	MISSOURI – 0.7%
250,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 10/1/2019 [2]	279,103

33

ASPIRIANT INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	MISSOURI (Continued)
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 6/1/2034, Call 06/1/2020 [2]	$913,022
1,050,000	6.00%, 2/1/2041, Call 02/1/2021 [2]	1,148,920
1,000,000	Health & Educational Facilities Authority of the State of Missouri, AGM, 5.13%, 11/15/2023, Call 11/15/2018 [2]	1,120,680
		3,461,725
	NEBRASKA – 0.1%
250,000	Central Plains Energy Project, 5.25%, 09/1/2037, Call 09/1/2022 [2]	273,545

	NEVADA – 0.6%
1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 06/15/2018 *2 5	1,073,950
700,000	County of Clark, 5.00%, 07/1/2030, Call 01/1/2020 [2]	777,504
275,000	Henderson Local Improvement Districts, 5.15%, 09/1/2020, Call 03/1/2016 [2]	262,884
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025 2 5	587,485
		2,701,823
	NEW HAMPSHIRE – 0.0%
30,000	New Hampshire Housing Finance Authority, 5.75%, 01/1/2037, Call 07/1/2017 1 2	31,111

	NEW JERSEY – 0.8%
	New Jersey Economic Development Authority
500,000	5.13%, 9/15/2023, Call 08/20/2022 1 2	546,160
280,000	6.00%, 10/1/2034, Call 10/1/2024 [2]	287,473
500,000	6.63%, 1/1/2037, Call 01/1/2016 [2]	502,580
500,000	New Jersey Health Care Facilities Financing Authority, 5.75%, 07/1/2037, Call 07/1/2018 [2]	518,100
1,000,000	New Jersey Higher Education Student Assistance Authority, 5.25%, 06/1/2020, Call 06/1/2019 [2]	1,108,030

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	NEW JERSEY (Continued)
1,000,000	State of New Jersey, 5.25%, 06/15/2026, Call 06/15/2019 [2]	$1,052,100
		4,014,443
	NEW MEXICO – 0.8%
935,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 10/5/2015 1 2	935,299
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023 [2]	868,498
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024 [2]	1,081,160
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/2020 2 5	1,104,796
		3,989,753
	NEW YORK – 3.9%
400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020 [2]	456,296
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024 [2]	711,861
1,000,000	New York City Industrial Development Agency, 5.00%, 09/1/2035	1,000,000
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 01/1/2017 [2]	1,540,845
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 09/1/2016 [2]	1,030,230
	New York Liberty Development Corp.
1,000,000	5.00%, 11/15/2044, Call 11/15/2024 2 5	1,005,060
1,000,000	5.25%, 10/1/2035	1,172,930
2,000,000	5.38%, 11/15/2040, Call 11/15/2024 2 5	2,109,740
1,000,000	7.25%, 11/15/2044, Call 11/15/2024 2 5	1,187,450

34

ASPIRIANT INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	NEW YORK (Continued)
	New York State Dormitory Authority
400,000	4.00%, 5/1/2033, Call 05/1/2023 [2]	$381,420
500,000	4.25%, 5/1/2042, Call 05/1/2023 [2]	474,715
1,000,000	5.00%, 2/15/2034, Call 02/15/2019 [2]	1,109,850
1,000,000	New York State Urban Development Corp., 5.25%, 01/1/2021, Call 01/1/2019 [2]	1,127,730
	Onondaga Civic Development Corp.
235,000	5.00%, 7/1/2040, Call 07/1/2025 [2]	250,785
500,000	5.00%, 7/1/2045, Call 07/1/2025 [2]	530,680
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020 [2]	675,302
265,000	6.00%, 12/1/2042, Call 12/1/2020 [2]	308,725
1,000,000	Seneca Nation Indians Capital Improvements Authority, 5.00%, 12/1/2023, Call 06/1/2017 2 5	1,032,850
	TSASC, Inc.
1,405,000	5.00%, 6/1/2034, Call 06/1/2016 [2]	1,286,432
735,000	5.13%, 6/1/2042, Call 06/1/2016 [2]	641,258
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024 [2]	827,280
		18,861,439
	NORTH CAROLINA – 0.6%
1,000,000	County of New Hanover, AGM, 5.00%, 10/1/2027, Call 10/1/2019 [2]	1,105,460
	North Carolina Medical Care Commission
1,220,000	5.00%, 11/1/2034, Call 11/1/2016 [2]	1,276,303
500,000	5.60%, 10/1/2036, Call 10/1/2016 [2]	510,545
		2,892,308
	OHIO – 1.4%
1,000,000	Buckeye Tobacco Settlement Financing Authority, 5.88%, 06/1/2030, Call 06/1/2017 [2]	839,450

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	OHIO (Continued)
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022 [2]	$1,005,430
500,000	County of Allen, 5.00%, 06/1/2038, Call 06/1/2020 [2]	549,755
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020 [2]	1,141,460
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025 [2]	501,795
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022 [2]	1,071,730
1,000,000	State of Ohio, 5.60%, 08/1/2032, Call 10/5/2015 *1 2 3	1,000,010
500,000	Toledo-Lucas County Port Authority, 5.38%, 12/1/2035, Call 10/5/2015 [2]	501,425
		6,611,055
	PENNSYLVANIA – 2.2%
1,000,000	Allegheny County Hospital Development Authority, 5.50%, 08/15/2034, Call 08/15/2019 [2]	1,116,300
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023 [2]	100,040
1,210,000	Capital Region Water, AGM, 5.00%, 07/15/2018, Call 10/5/2015 [2]	1,214,005
280,000	Chester County Industrial Development Authority, 5.38%, 10/15/2042, Call 10/15/2022 [2]	287,983
200,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	241,740
	Hospitals & Higher Education Facilities Authority of Philadelphia
1,000,000	5.50%, 7/1/2026, Call 07/1/2017 [2]	1,038,230
1,000,000	5.63%, 7/1/2036, Call 07/1/2022 [2]	1,054,650
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020 [2]	339,132
500,000	Pennsylvania Economic Development Financing Authority, 6.25%, 10/15/2023, Call 10/15/2019 [2]	582,205
600,000	Pennsylvania Higher Educational Facilities Authority, 5.80%, 07/1/2030, Call 07/1/2020 [2]	644,676

35

ASPIRIANT INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	PENNSYLVANIA (Continued)
	Philadelphia Authority for Industrial Development
500,000	6.88%, 6/15/2033, Call 06/15/2023 [2]	$560,075
500,000	8.00%, 1/1/2033, Call 01/1/2023 [2]	549,485
1,000,000	Scranton Parking Authority, 5.25%, 06/1/2039, Call 06/1/2017 [2]	1,001,290
1,625,000	Susquehanna Area Regional Airport Authority, 6.50%, 01/1/2038, Call 01/1/2018 1 2	1,734,167
		10,463,978
	RHODE ISLAND – 0.6%
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 9/1/2033, Call 09/1/2023 [2]	1,114,050
1,000,000	8.38%, 1/1/2046, Call 01/1/2021 [2]	1,141,130
500,000	Rhode Island Health & Educational Building Corp., AGC, 6.25%, 05/15/2030, Call 05/15/2019 [2]	572,430
		2,827,610
	SOUTH CAROLINA – 0.2%
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021 [2]	1,195,920

	TENNESSEE – 1.0%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024 [2]	536,765
1,220,000	5.00%, 10/1/2044, Call 10/1/2024 [2]	1,285,965
	Johnson City Health & Educational Facilities Board
1,000,000	5.00%, 8/15/2042, Call 08/15/2022 [2]	1,056,140
500,000	6.50%, 7/1/2038, Call 07/1/2020 [2]	575,130
465,000	Knox County Health Educational & Housing Facility Board, 5.25%, 05/1/2025, Call 11/1/2024 [2]	461,006
1,000,000	Tennessee Energy Acquisition Corp., 5.63%, 09/1/2026	1,147,790
		5,062,796

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	TEXAS – 4.5%
500,000	Austin Convention Enterprises, Inc., XLCA, 5.25%, 01/1/2019, Call 01/1/2017 [2]	$518,805
500,000	Central Texas Regional Mobility Authority, 6.75%, 01/1/2041, Call 01/1/2021 [2]	600,210
1,000,000	Central Texas Turnpike System, 5.00%, 08/15/2042, Call 08/15/2024 [2]	1,075,410
500,000	City of Houston, 5.25%, 09/1/2028, Call 09/1/2021 [2]	563,890
	City of Houston Airport System Revenue
750,000	5.00%, 7/15/2035, Call 07/15/2025 1 2	779,588
250,000	5.50%, 7/1/2034, Call 07/1/2018 [2]	277,893
500,000	Clifton Higher Education Finance Corp., 5.00%, 08/15/2042, Call 08/15/2022 [2]	527,610
850,000	Dallas Area Rapid Transit, 5.25%, 12/1/2038, Call 12/1/2018 [2]	941,596
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023 [2]	1,125,360
360,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023 [2]	432,896
480,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022 [2]	508,421
	New Hope Cultural Education Facilities Corp.
1,000,000	5.00%, 4/1/2039, Call 04/1/2024 [2]	1,029,080
1,000,000	5.00%, 7/1/2047, Call 07/1/2025 [2]	1,020,220
500,000	North Texas Tollway Authority, 6.00%, 01/1/2028, Call 01/1/2019 [2]	572,000
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 12/1/2021 [2]	930,860
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 8/1/2021	1,149,190
290,000	5.50%, 8/1/2027	341,153
2,000,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025 [2]	1,855,700

36

ASPIRIANT INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	TEXAS (Continued)
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	$647,685
125,000	6.25%, 12/15/2026	149,710
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022 [2]	546,510
500,000	5.00%, 12/15/2031, Call 12/15/2022 [2]	538,850
	Texas Private Activity Bond Surface Transportation Corp.
1,345,000	7.00%, 6/30/2040, Call 06/30/2020 [2]	1,603,334
1,000,000	7.50%, 6/30/2032, Call 06/30/2020 [2]	1,219,630
1,000,000	Town of Little Elm, 7.15%, 09/1/2027, Call 03/1/2018 [2]	1,041,040
	Town of Westlake
500,000	5.50%, 9/1/2025	497,420
200,000	6.13%, 9/1/2035, Call 09/1/2025 [2]	197,932
995,000	Tyler Health Facilities Development Corp., 5.38%, 11/1/2037, Call 11/1/2017 [2]	1,027,765
		21,719,758
	VERMONT – 0.1%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021 [2]	516,945

	VIRGIN ISLANDS – 0.1%
420,000	Virgin Islands Public Finance Authority, 6.75%, 10/1/2037, Call 10/1/2019 [2]	473,924
115,000	Virgin Islands Public Finance Authority, NATL, 4.25%, 10/1/2029, Call 10/1/2016 [2]	117,099
		591,023
	VIRGINIA – 0.3%
798,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018, Call 09/18/2015 *[2]	515,229

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	VIRGINIA (Continued)
400,000	Chesterfield County Economic Development Authority, 5.00%, 05/1/2023, Call 05/1/2019 [2]	$450,932
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 7/1/2038, Call 07/1/2020 [2] [3]	5,850
245,000	5.00%, 7/1/2038, Call 07/1/2020 [2]	267,922
	Virginia Small Business Financing Authority
130,000	5.50%, 1/1/2042, Call 07/1/2022 1 2	141,349
100,000	6.00%, 1/1/2037, Call 07/1/2022 1 2	114,484
		1,495,766
	WASHINGTON – 0.8%
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025 [2]	697,301
1,000,000	7.00%, 12/1/2040, Call 12/1/2021 [2]	1,093,780
525,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	681,970
370,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 09/18/2015 [2]	371,909
500,000	Washington Health Care Facilities Authority, 5.70%, 12/1/2032, Call 12/1/2017 [2]	514,715
500,000	Washington Health Care Facilities Authority, AGC, 5.00%, 12/1/2036, Call 12/1/2016 [2]	517,090
		3,876,765
	WISCONSIN – 0.6%
	Public Finance Authority
450,000	5.50%, 3/1/2045, Call 03/1/2025 2 5	450,662
500,000	5.75%, 2/1/2035, Call 02/1/2025 [2]	475,310
165,000	6.00%, 7/15/2042, Call 07/15/2022 [2]	178,165
	Wisconsin Health & Educational Facilities Authority
500,000	5.25%, 8/15/2021, Call 08/15/2016 [2]	520,290

37

ASPIRIANT INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

Number of Shares		Value
	MUNICIPAL BOND (Continued)
	WISCONSIN (Continued)
400,000	5.50%, 8/15/2030, Call 08/15/2020 [2]	$460,228
655,000	Wisconsin Health & Educational Facilities Authority, AMBAC, 5.50%, 02/15/2019	690,337
		2,774,992
	WYOMING – 0.2%
500,000	County of Campbell, 5.75%, 07/15/2039, Call 07/15/2019 [2]	568,645
220,000	County of Sweetwater, 5.25%, 07/15/2026, Call 08/21/2019 [2]	249,621
		818,266
	TOTAL MUNICIPAL BOND
	(Cost $294,273,838)	313,235,041

	CLOSED-END MUTUAL FUND – 1.8%
	UNITED STATES – 1.8%
8,184	BlackRock Long-Term Municipal Advantage Trust	89,533
53,753	BlackRock MuniVest Fund, Inc.	518,716
31,817	BlackRock MuniYield Quality Fund, Inc.	485,846
87,593	Deutsche Municipal Income Trust	1,120,315
72,299	Dreyfus Municipal Income, Inc.	649,245
127,431	Dreyfus Strategic Municipal Bond Fund, Inc.	977,396
6,700	Dreyfus Strategic Municipals, Inc.	53,734
23,539	DTF Tax-Free Income, Inc.	340,609
19,205	Invesco Advantage Municipal Income Trust II	211,447
17,008	Invesco Municipal Opportunity Trust	211,069
11,819	Invesco Trust for Investment Grade Municipals	149,983
8,531	Neuberger Berman Intermediate Municipal Fund, Inc.	127,538
37,184	Pioneer Municipal High Income Advantage Trust	484,136
100,236	Pioneer Municipal High Income Trust	1,221,877
108,457	Western Asset Managed Municipals Fund, Inc.	1,493,453

Number of Shares		Value
	CLOSED-END MUTUAL FUND (Continued)
	UNITED STATES (Continued)
31,149	Western Asset Municipal Partners Fund, Inc.	$457,890
		8,592,787
	TOTAL CLOSED-END MUTUAL FUND
	(Cost $8,634,224)	8,592,787

	OPEN-END MUTUAL FUNDS – 30.4%
1,760,764	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Shares	24,844,377
11,033,148	Vanguard Ltd.-Term Tax-Exempt Fund, Admiral Shares	121,254,293

	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $146,142,542)	146,098,670

	LIMITED PARTNERSHIP – 0.1%
690	Anchorage Illiquid Opportunities II LP*	709,233

	TOTAL LIMITED PARTNERSHIP
	(Cost $565,551)	709,233

	SHORT-TERM INVESTMENTS – 1.7%
8,018,253	JPMorgan Prime Money Market Fund - Agency Shares 0.01% [6]	8,018,253

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,018,253)	8,018,253

	TOTAL INVESTMENTS – 99.1%
	(Cost $457,634,408)	476,653,984
	Other assets less liabilities – 0.9%	4,214,164

	TOTAL NET ASSETS – 100.0%	$480,868,148

*	Non-income producing security.

[1]	AMT eligible security.

[2]	Callable.

[3]	Variable, floating, or step rate security.

38

ASPIRIANT INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2015 (Unaudited)

[4]	Security is in default.

[5]	144A restricted security.

[6]	The rate is the annualized seven-day yield at period end.

AMBAC – American Municipal Bond Assurance Corporation

FGIC – Financial Guaranty Insurance Corporation

LP – Limited Partnership

See accompanying Notes to Financial Statements.

39

Aspiriant Risk-Managed Global Equity Fund

SUMMARY OF INVESTMENTS

As of August 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stock
Financials	16.0%
Health Care	9.0%
Consumer Staples	9.0%
Consumer Discretionary	8.2%
Technology	7.3%
Communications	3.9%
Energy	2.8%
Industrials	2.5%
Materials	1.8%
Utilities	1.6%
Total Common Stock	62.1%
Open-end Mutual Fund	15.6%
Exchange Traded Fund	15.2%
Preferred Stock
Consumer Discretionary	0.1%
Consumer Staples	0.0%
Industrials	0.0%
Total Preferred Stock	0.1%
Purchased Options
Purchased Put Options	0.5%
Purchased Call Options	0.0%
Total Purchased Options	0.5%
Short-Term Investments	17.6%
Warrant
Consumer Discretionary	0.0%
Total Warrant	0.0%
Total Investments	111.1%
Liabilities less other assets	(11.1%)
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

40

Aspiriant Income Opportunities Fund

SUMMARY OF INVESTMENTS

As of August 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bond
Airport	1.6%
Development	10.8%
Education	5.5%
Facilities	2.2%
General	13.9%
Housing	0.9%
Medical	10.7%
Mello-Roos	1.5%
Pollution	1.1%
Power	1.0%
Transportation	3.0%
Utilities	0.2%
Water	2.1%
Other	10.6%
Total Municipal Bond	65.1%
Closed-End Mutual Fund	1.8%
Open-End Mutual Fund	30.4%
Limited Partnership	0.1%
Short-Term Investments	1.7%
Total Investments	99.1%
Other assets less liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

41

ASPIRIANT TRUST

STATEMENT OF ASSETS AND LIABILITIES

For the Period Ended August 31, 2015 (Unaudited)

	Risk-Managed Global Equity Fund	Income Opportunities Fund*
ASSETS:
Investments, at value (cost $410,799,956, $457,634,408, respectively)	$411,118,539	$476,653,984
Purchased options outstanding, at value (premiums paid $889,876)	1,601,068	—
Cash	5,005,631	5,234,234
Foreign currency, at value (cost $2,029,122)	1,982,801	—
Deposits at Brokers for Futures (cost $613,009)	613,009	—
Receivables:
Investments sold	472,064	5,852,124
Fund shares sold	65,509	1,257,910
Dividends and interest	579,366	4,360,874
Other prepaid expenses	47,062	25,871
Total assets	421,485,049	493,384,997

LIABILITIES:
Written options outstanding, at value (premiums received $1,434,600)	2,512,550	—
Payables:
Investments purchased	10,847,908	12,121,185
Return of securities lending collateral	35,554,922	—
Variation margin	413,541	—
Due to Adviser	209,299	275,671
Accrued fund accounting fees	42,837	20,231
Accrued administrative servicing fees	31,299	19,690
Accrued registration fees	7,821	—
Accrued custody fees	139,012	12,758
Accrued fund administration fees	14,659	30,757
Accrued transfer agent fees and expenses	4,592	8,493
Accrued Trustees' fees	—	6,795
Accrued Chief Compliance Officer fees	1,753	6,130
Accrued other expenses	50,331	15,139
Total liabilities	49,830,524	12,516,849

NET ASSETS	$371,654,525	$480,868,148

42

ASPIRIANT TRUST

STATEMENT OF ASSETS AND LIABILITIES (Continued)

For the Period Ended August 31, 2015 (Unaudited)

	Risk-Managed Global Equity Fund	Income Opportunities Fund*
NET ASSETS CONSIST OF:
Capital (unlimited shares authorized, no par value)	$361,881,627	$459,404,149
Accumulated net investment income	1,305,988	2,426,121
Accumulated net realized gain on investments, foreign currency translations, futures contracts, written options contracts and purchased options contracts	8,986,475	18,302
Net unrealized appreciation (depreciation) on:
Investments	318,583	19,019,576
Foreign currency	(57,849)	—
Futures contracts	(413,541)	—
Purchased options	711,192	—
Written options	(1,077,950)	—
NET ASSETS	$371,654,525	$480,868,148

ADVISOR SHARES:
Net assets applicable to outstanding shares	$371,654,525	$480,868,148
Shares issued and outstanding	33,860,804	47,696,993
Net asset value per share	$10.98	$10.08

*	Commenced operations on July 1, 2015.

See accompanying Notes to Financial Statements.

43

ASPIRIANT TRUST

STATEMENT OF OPERATIONS

For the Period Ended August 31, 2015 (Unaudited)

	Risk-Managed Global Equity Fund	Income Opportunities Fund*
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $199,430, $0, respectively)	$3,813,209	$233,358
Interest	161	2,619,639
Securities lending income	47,681	—
Total investment income	3,861,051	2,852,997

EXPENSES:
Advisory fees	1,340,704	275,671
Custody fees	106,180	12,757
Legal fees	128,809	12,757
Administrative services fees	168,179	19,690
Trustees' fees and expenses	33,987	6,795
Fund accounting fees	42,062	20,231
Fund administration fees	81,386	30,757
Chief Compliance Officer fees	47,613	6,130
Audit fees	25,816	11,482
Transfer agent fees and expenses	27,056	8,493
Registration fees	36,647	3,866
Insurance fees	13,741	12,518
Shareholder reporting fees	23,373	1,902
Miscellaneous	30,225	3,827
Total expenses	2,105,778	426,876
Net investment income	1,755,273	2,426,121

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,564,707	18,302
Foreign currency translations	(81,703)	—
Futures contracts	(586,626)	—
Purchased options	(3,591,943)	—
Written options	7,947,902	—
Total net realized gain	7,252,337	18,302
Net change in unrealized appreciation (depreciation) on:
Investments	(27,582,091)	533,339
Foreign currency translations	(40,163)	—
Futures contracts	(540,549)	—
Purchased options	1,575,560	—
Written options	(1,264,450)	—
Total net change in unrealized appreciation (depreciation)	(27,851,693)	533,339
Net realized and unrealized gain (loss)	(20,599,356)	551,641
Net Increase (Decrease) in Net Assets from Operations	$(18,844,083)	$2,977,762

*	Commenced operations on July 1, 2015.

See accompanying Notes to Financial Statements.

44

ASPIRIANT TRUST

STATEMENTS OF CHANGES

	Risk-Managed Global Equity Fund		Income Opportunities Fund*
	Period Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Period Ended August 31, 2015 (Unaudited)
INCREASE IN NET ASSETS FROM:
Operations:
Net investment income	$1,755,273	$892,772	$2,426,121
Net realized gain on investments and foreign currency	7,252,337	4,349,685	18,302
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(27,851,693)	6,913,557	533,339
Net increase/(decrease) in net assets resulting from operations	(18,844,083)	12,156,014	2,977,762

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Advisor Shares	—	(721,294)	—
Total distributions to shareholders	—	(721,294)	—

CAPITAL SHARE TRANSACTIONS:
Advisor Shares:
Shares sold	105,241,504	109,441,445	477,998,433	**
Shares issued for reinvestment of distributions	—	671,858	—
Shares redeemed	(16,493,217)	(22,100,408)	(108,047)
Net increase from capital share transactions	88,748,287	88,012,895	477,890,386

Total increase in net assets	69,904,204	99,447,615	480,868,148

NET ASSETS:
Beginning of period	301,750,321	202,302,706	—
End of period	$371,654,525	$301,750,321	$480,868,148

Accumulated net investment income (loss)	$1,305,988	$(449,285)	$2,426,121

TRANSACTIONS IN SHARES:
Advisor Shares:
Shares sold	9,114,828	9,677,616	47,707,737	**
Shares issued for reinvestment of distributions	—	60,041	—
Shares redeemed	(1,420,958)	(1,955,961)	(10,744)
Net increase	7,693,870	7,781,696	47,696,993

*	Commenced operations on July 1, 2015.

**	Includes paid-in-capital and shares received via a non-taxable in-kind subscription merger.

See accompanying Notes to Financial Statements.

45

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Period Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015	Period Ended February 28, 2014*
Net asset value, beginning of period	$11.53		$11.00	$10.00

Income from Investment Operations:
Net investment income	0.04		0.04	—	(1)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.59)		0.52	1.02
Total from investment operations	(0.55)		0.56	1.02

Less Distributions:
From net investment income	—		(0.03)	(0.02)
Total distributions	—		(0.03)	(0.02)

Net asset value, end of period	$10.98		$11.53	$11.00

Total return	(4.77%	)(2)	5.01%	10.24	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$371,655		$301,750	$202,303
Ratios (as a percentage of average daily net assets):
Expenses	1.25	%(3)	1.81%	2.20	%(3)
Net investment income	1.04	%(3)	0.37%	(0.05%	)(3)
Portfolio turnover rate	38	%(2)	101%	43	%(2)

*	Commenced operations as of the close of business on April 4, 2013.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

46

ASPIRIANT INCOME OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Period Ended August 31, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income from Investment Operations:
Net investment income	0.05
Net realized and unrealized gain on investments	0.03
Total from investment operations	0.08

Net asset value, end of period	$10.08

Total return	0.80	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$480,868
Ratios (as a percentage of average daily net assets):
Expenses	0.65	%(3)
Net investment income	3.70	%(3)
Portfolio turnover rate	0	%(2)

*	Commenced operations on July 1, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

47

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following two diversified portfolios: Aspiriant Risk-Managed Global Equity Fund (the “Risk-Managed Fund”) which commenced operations on April 4, 2013, and Aspiriant Income Opportunities Fund (the “Income Opportunities Fund”, together with the Risk-Managed Fund, each individually referred to as a “Fund” or collectively the “Funds”) which commenced operations on July 1, 2015. The Risk-Managed Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Income Opportunities Fund has established, offered and issued only one class of shares.

The Funds’ investment objectives are as follows:

The Risk-Managed Fund - The investment objective of the Risk-Managed Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Risk-Managed Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities in companies of any market capitalization. The Risk-Managed Fund holds a broad and diverse group of equity securities of companies in countries in developed and emerging markets. The Risk-Managed Fund also invests in securities that provide exposure to equity securities.

The Income Opportunities Fund - The investment objective of the Income Opportunities Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation.Under normal circumstances, the Income Opportunities Fund seeks to achieve its investment goal by investing primarily in municipal securities that pay interest that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Income Opportunities Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Income Opportunities Fund may invest in bonds of any maturity and duration.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities

48

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Derivatives

Enhanced disclosure about the Funds’ derivative and hedging activities can be found in Note 7.

i.	Written Options

The Funds may write call options on a portion of its stock holdings in an effort to enhance returns with premiums received in connection with its option writing activity. The Funds may also write call or put options in conjunction with purchasing call or put options to enhance returns. Upon the writing of a call or a put option, the premium received by the Funds is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Funds’ policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Funds are required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Funds may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

49

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Derivatives (Continued)

As of August 31, 2015, the Income Opportunities Fund has not written any option contracts. The premium amount and the number of option contracts written by the Risk-Managed Fund during the period ended August 31, 2015, were as follows:

	Number of Contracts	Premium Amount
Call options outstanding at March 1, 2015	14,483	$1,588,404
Put options outstanding at March 1, 2015	810	666,056
Call options written	51,822	6,590,847
Put options written	4,847	3,858,971
Call options closed	(63,364)	(7,392,671)
Put options closed	(4,992)	(3,877,007)
Options outstanding at August 31, 2015	3,606	$1,434,600

ii.	Purchased Options

The Funds may purchase index put options below the current value of the applicable index to reduce the Funds' exposure to market risk and volatility. Upon the purchase of a call or put option, the premiums paid by the Funds are included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with each Fund’s policy on investment valuations discussed above. As the purchaser of an index option, the Funds have the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a call option on a security, the cost of the security which the Funds’ purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

The average number of purchased options contracts outstanding during the period ended August 31, 2015, which is indicative of the volume of this derivative type were:

Risk-Managed Fund – 21,233 contracts.

Income Opportunities Fund – There were no options purchased during the period ended August 31, 2015.

50

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Derivatives (Continued)

iii.	Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities and to equitize their cashflows. Investments in stock index futures may increase or decrease exposure to a particular market. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and its basis in the contract.

For the period ended August 31, 2015, the monthly average volume of futures contracts were:

Risk-Managed Fund - 202 contracts.

Income Opportunities Fund – There were no futures contracts held during the period ended August 31, 2015.

For the period ended August 31, 2015, the total number of futures contracts entered into were:

Risk-Managed Fund - 1,040 contracts.

Income Opportunities Fund – There were no futures contracts purchased during the period ended August 31, 2015.

(c)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

51

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of August 31, 2015, in valuing the Risk Managed Fund‘s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$192,400	$3,385,943	$—	$3,578,343
Austria	—	148,205	—	148,205
Belgium	—	1,524,982	—	1,524,982
Bermuda	3,883,453	512,460	—	4,395,913
Brazil	22,387	—	—	22,387
Canada	9,202,523	—	—	9,202,523
Cayman Islands	447,533	1,705,368	—	2,152,901
Chile	440,787	—	—	440,787
China	367,225	58,486	—	425,711
Curacao	142,424	—	—	142,424
Denmark	59,388	1,704,793	—	1,764,181
Faroe Islands	—	47,323	—	47,323
Finland	—	979,223	—	979,223
France	901,323	7,204,755	—	8,106,078
Germany	28,525	4,949,582	—	4,978,107
Greece	9,045	—	—	9,045
Guernsey	1,909,670	—	—	1,909,670
Hong Kong	598,200	1,555,580	—	2,153,780
India	477,158	—	—	477,158
Indonesia	184,202	—	—	184,202
Ireland	1,971,095	146,261	—	2,117,356
Isle of Man	—	157,615	—	157,615
Israel	1,339,351	26,439	—	1,365,790
Italy	—	1,940,133	—	1,940,133
Japan	1,893,484	22,280,944	—	24,174,428
Jersey	105,728	393,047	—	498,775
Liberia	299,744	—	—	299,744
Malta	—	114,994	—	114,994
Netherlands	917,664	2,304,976	—	3,222,640
Norway	—	45,193	—	45,193
Panama	286,026	—	—	286,026
Peru	477,163	—	—	477,163
Philippines	110,122	—	—	110,122
Puerto Rico	117,043	—	—	117,043
Russian Federation	2,158	—		2,158
Singapore	429,986	815,618	—	1,245,604
South Korea	20,971	—	—	20,971

52

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	Total
Common Stock (Continued)
Spain	$—	$2,250,110	$—	$2,250,110
Sweden	—	2,006,316	—	2,006,316
Switzerland	2,557,005	5,403,834	—	7,960,839
Taiwan	2,822,105	—	—	2,822,105
Thailand	31,448	—	—	31,448
United Kingdom	2,964,704	13,499,832	—	16,464,536
United States	120,326,089	—	—	120,326,089
Virgin Islands (British)	193,614	—	—	193,614
Exchange Traded Fund	56,550,220	—	—	56,550,220
Open-end Mutual Fund	57,956,471	—	—	57,956,471
Preferred Stock
Germany	—	409,434	—	409,434
Purchased Call Options	5,930	25,777	—	31,707
Purchased Put Options	663,724	905,637	—	1,569,361
Short-Term Investments	29,753,729	35,554,922	—	65,308,651
Warrants	—	8	—	8
Total Assets	$300,661,817	$112,057,790	$—	$412,719,607

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(216,206)	$(278,939)	$—	$(495,145)
Written Put Options	(810,672)	(1,206,733)	—	(2,017,405)
Total Liabilities	$(1,026,878)	$(1,485,672)	$—	$(2,512,550)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(413,541)	$—	$—	$(413,541)

As of August 31, 2015, the Risk-Managed Fund did not hold any Level 3 securities. Transfers into and out of all Levels are represented by their balances as of the end of the reporting period.

53

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of August 31, 2015, in valuing the Income Opportunities Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds
Alabama	$—	$6,083,440	$—	$6,083,440
Arizona	—	10,496,475	—	10,496,475
California	—	81,858,726	—	81,858,726
Colorado	—	16,680,758	—	16,680,758
Connecticut	—	1,700,850	—	1,700,850
Delaware	—	989,200	—	989,200
Florida	—	34,556,161	—	34,556,161
Georgia	—	6,495,229	—	6,495,229
Guam	—	3,633,585	—	3,633,585
Hawaii	—	530,720	—	530,720
Idaho	—	1,350,697	—	1,350,697
Illinois	—	22,391,758	—	22,391,758
Indiana	—	4,957,322	—	4,957,322
Iowa	—	5,641,029	—	5,641,029
Kansas	—	500,825	—	500,825
Kentucky	—	999,200	—	999,200
Louisiana	—	6,025,990	—	6,025,990
Maine	—	960,919	—	960,919
Maryland	—	1,554,535	—	1,554,535
Massachusetts	—	1,914,765	—	1,914,765
Michigan	—	8,612,519	—	8,612,519
Minnesota	—	1,119,317	—	1,119,317
Missouri	—	3,461,725	—	3,461,725
Nebraska	—	273,545	—	273,545
Nevada	—	2,701,823	—	2,701,823
New Hampshire	—	31,111	—	31,111
New Jersey	—	4,014,443	—	4,014,443
New Mexico	—	3,989,753	—	3,989,753
New York	—	18,861,439	—	18,861,439
North Carolina	—	2,892,308	—	2,892,308
Ohio	—	6,611,055	—	6,611,055
Pennsylvania	—	10,463,978	—	10,463,978
Rhode Island	—	2,827,610	—	2,827,610
South Carolina	—	1,195,920	—	1,195,920
Tennessee	—	5,062,796	—	5,062,796
Texas	—	21,719,758	—	21,719,758
Vermont	—	516,945	—	516,945

54

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds (Continued)
Virginia	$—	$1,495,766	$—	$1,495,766
Virgin Islands	—	591,023		591,023
Washington	—	3,876,765	—	3,876,765
Wisconsin	—	2,774,992	—	2,774,992
Wyoming	—	818,266	—	818,266
Closed-End Mutual Funds	8,592,787	—	—	8,592,787
Open-End Mutual Funds	146,098,670	—	—	146,098,670
Limited Partnership	—	709,233	—	709,233
Short-Term Investments	8,018,253	—	—	8,018,253
Total Assets	$162,709,710	$313,944,274	$—	$476,653,984

As of August 31, 2015, the Income Opportunities Fund did not hold any Level 3 securities. Transfers into and out of all Levels are represented by their balances as of the end of the reporting period.

For the period ended August 31, 2015, there were no transfers among levels in the Funds.

(d)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on August 31, 2015.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

55

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Foreign Currency and Risk (Continued)

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. The Funds receive cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments of cash collateral received from the borrower.

For the period ended August 31, 2015, the Income Opportunities Fund had not participated in a securities lending program. The Risk-Managed Fund's securities on loan were appropriately collateralized at August 31, 2015. Cash collateral received as part of the Risk-Managed Fund’s securities lending program was invested in the following securities as of August 31, 2015:

Description	Value
Repurchase Agreement with Goldman Sachs Group, Inc., 0.11%	$2,033,597
Repurchase Agreement with Mizuho Securities USA, Inc., 0.15%	500,000
Fidelity Institutional Money Market Fund, 0.17%*	500,000
Blackrock Liquidity TempFund Money Market Fund, 0.16%*	3,000,000
Repurchase Agreement with Natixis, New York, 0.25%	500,000
Repurchase Agreement with RBS Securities Inc., 0.13%	15,000,000
Repurchase Agreement with HSBC Securities Inc., 0.12%	10,000,000
Total	$31,533,597

*	The rate shown is the annualized 7-day yield as of August 31, 2015.

As of August 31, 2015 the Risk-Managed Fund held non-cash collateral in the amount of $4,020,834 which consisted of U.S. Treasury Securities.

The Risk-Managed Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the period ended August 31, 2015, the Risk-Managed Fund paid $20,432 to JPM from securities lending revenue.

56

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(g)	Distributions to Shareholders

The Funds intend to make annual distributions from its cash available for distribution, which consist of each Fund’s dividends and interest income after payment of each Fund’s expenses, net option premiums and net realized and unrealized gains on stock investments. The Funds intend to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of the individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(h)	Amortization

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(i)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(j)	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(k)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no federal income tax provision is required.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Funds have been in existence for less than three years. As of and during the year ended February 28, 2015, the Funds did not record a liability for any unrecognized

57

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(k)	Federal Income Taxes (Continued)

tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Risk-Managed Fund – Under the Administration Agreement, the Risk-Managed Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective August 1, 2015, the Adviser has agreed to voluntarily waive a portion of the fee under the Administration Agreement that is not subject to recoupment. As of August 1, 2015, the Risk-Managed Fund pays the Adviser at an annual rate 0.05% of average daily net assets under the Administration Agreement.

Effective August 1, 2015 under the Advisory Agreement, the Risk-Managed Fund pays the Adviser at an annual rate of 0.60% of average daily net assets. For the period from May 1, 2015 to August 1, 2015, the Risk-Managed Fund paid the Adviser at an annual rate of 0.75% of average daily net assets under the Advisory Agreement. Prior to May 1, 2015, and Risk-Managed Fund paid the Adviser at an annual rate of 0.95% of average daily net assets under the Advisory Agreement.

Income Opportunities Fund – Under the Administration Agreement, the Income Opportunities Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective July 1, 2015 upon commencement of operations, the Adviser has agreed to voluntarily waive a portion of the fee under the Administration Agreement that is not subject to recoupment. As of July 1, 2015, the Income Opportunities Fund pays the Adviser at an annual rate 0.03% of average daily net assets under the Administration Agreement.

Under the Advisory Agreement, the Income Opportunities Fund pays the Adviser at an annual rate of 0.42% of daily net assets.

The Adviser and the Funds have entered into an expense limitation and reimbursement agreement (“Expense Limitation Agreement”) under which the Adviser has agreed to pay or absorb the ordinary operating expenses of the Funds (which exclude any acquired fund fees and expenses, interest expenses, taxes, brokerage commissions, dividend costs relating to short sales and extraordinary expenses of the Funds) to the extent necessary to limit the annualized operating expenses for the Risk-Managed Fund’s Advisor Shares to 2.25% and the Income Opportunities Fund to 1.00% of each Fund’s average daily net asset value (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the each Fund’s expenses, the Funds will carry forward the amount of expenses paid or absorbed in excess of the Expense Limitation for a period not

58

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

to exceed two years from the end of the fiscal year in which they were incurred and will reimburse the Adviser such amounts, but only to the extent it does not cause each Fund’s ordinary operating expenses to exceed the Expense Limitation in effect at the time of reimbursement. As of August 31, 2015, there were no amounts waived or assumed that are subject for recoupment by Adviser by the Funds.

(b) Sub-Advisory Fees

AQR Capital Management, LLC serves as the sub-adviser for a portion of the Risk-Managed Fund’s equity strategy. Parametric Risk Advisors LLC serves as the sub-adviser for the options overlay strategy of the Risk-Managed Fund. Aperio Group, LLC and Equity Investment Corporation serve as the sub-advisers for a portion of the Risk-Managed Fund’s equity strategy. Nuveen Asset Management, LLC serves as the sub-adviser of the Income Opportunities Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general fund management; monitoring fund compliance with federal and state regulations; supervising the maintenance of each individual fund’s general ledger, the preparation of the funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee, other than those affiliated with the Adviser, receives an annual retainer of $35,000, plus reimbursement of related expenses. In addition, the audit committee chair receives an annual retainer of $5,000.

4.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $173,116,597 and $845,177, respectively, for the Risk-Managed Fund, and $201,390,362 and $119,247,166, respectively, for the Income Opportunities Fund.

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

5.	TRANSFER IN-KIND

On July 1, 2015, the Income Opportunities Fund received an in-kind transfer of assets and liabilities from a private fund managed by the Adviser. The transfer was non-taxable, whereby the Income Opportunities Fund issued shares equal to the fair value of the net assets received. For financial reporting purposes, net assets received and ownership amounts in the Income Opportunities Fund were recorded at fair value and the historical cost basis was retained as a result of the non-taxable nature of the transfer. The characteristics of the value received are presented as follows:

Fund	Paid-in-capital value received	Shares received	Character of value received	Value received
Income Opportunities Fund	$352,979,526	35,297,953	Investment securities at cost	$277,978,707
Total	$352,979,526	35,297,953	Net unrealized appreciation on investments	18,486,237
			Cash	54,792,719
			Receivables for sales on investments	344,032
			Payables for purchases on investments	(2,593,930)
			Other accruals	3,971,761
			Total	$352,979,526

6.	FEDERAL TAX INFORMATION

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended February 28, 2015, the Risk-Managed Fund utilized $3,487,360 of its capital loss carryover. The Income Opportunities Fund has not yet completed a fiscal year.

As of February 28, 2015 the Risk-Managed Fund had $189,121 of qualified late-year ordinary losses, which are deferred until fiscal year 2016 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of each Fund’s next taxable year. The Income Opportunities Fund has not yet completed a taxable year.

Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of each Fund’s next taxable year.

At August 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Risk-Managed Fund	Income Opportunities Fund
Cost of investments	$411,487,042	$457,634,408

Gross unrealized appreciation	$22,700,943	$22,017,278
Gross unrealized depreciation	(21,468,378)	(2,997,702)

Net unrealized appreciation on investments	$1,232,565	$19,019,576

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

6.	FEDERAL TAX INFORMATION (Continued)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of the net assets be reclassified between financial and tax reporting. Theses reclassifications have no effect on net assets or net asset value per share. For the year ended February 28, 2015, permanent differences in book and tax accounting have been reclassified to undistributed net investment income and accumulated net realized loss as follows in the Risk-Managed Fund:

Increase (Decrease)
Paid in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$—	$(125,367)	$125,367

As of February 28, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follow in the Risk-Managed Fund:

Undistributed ordinary income	$9,610
Undistributed long-term capital gains	2,152,340
Accumulated earnings	2,161,950
Accumulated capital and other losses	(288,525)
Unrealized appreciation on investments	26,796,561
Unrealized depreciation on futures contracts, foreign currency translations and written options	(53,005)
Total accumulated earnings/(deficit)	$28,616,981

As of August 31, 2015 the Income Opportunities Fund has not paid any distributions. The tax character of the distributions paid by the Risk-Managed Fund during the years ended February 28, 2015 and 2014 were as follows:

	2015	2014
Distributions paid from:
Ordinary Income	$721,294	$420,776
Net long term capital gains	—	—
Total taxable distributions	721,294	420,776
Total distributions paid	$721,294	$420,776

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

7.	OTHER DERIVATIVE INFORMATION

(a)	Derivative Investment Holdings Categorized by Risk Exposure

During the period ended August 31, 2015, the Income Opportunities Fund did not hold any derivative investments. The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Risk-Managed Fund’s derivative contracts by primary risk exposure as of August 31, 2015:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair Value
Equity price risk*	Purchased options outstanding, at value	$1,601,068	Written options outstanding, at value	$2,512,550
			Variation margin	413,541

*	Includes cumulative appreciation (depreciation) of options contracts shown in the Schedule of Investments.

For the period March 1, 2015 through August 31, 2015, the effect of derivative contracts on the Risk-Managed Fund’s Statement of Operations was as follows:

	Statement of Operations
Risk exposure category	Derivative Instrument	Realized gain (loss) on derivatives recognized in income	Change in unrealized appreciation (depreciation) on derivatives recognized in income
Equity price risk	Purchased Options	$(3,591,943)	$1,575,560
Equity price risk	Written Options	7,947,902	(1,264,450)
Equity price risk	Futures Contracts	(586,626)	(540,549)

(b)	Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of August 31, 2015, the Funds did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2015 (Unaudited)

9.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except for the following:

Effective November 1, 2015 under the Advisory Agreement, the Risk-Managed Fund will pay the Adviser at an annual rate of 0.50% of average daily net assets, and the Income Opportunities Fund will pay the Adviser at an annual rate of 0.35% of average daily net assets.

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ASPIRIANT TRUST

OTHER INFORMATION

August 31, 2015 (Unaudited)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

FOR ASPIRIANT INCOME OPPORTUNITIES FUND

At a meeting held on February 5, 2015, the Board of Trustees of Aspiriant Trust (the “Trust”) considered the proposed advisory agreement with Aspiriant, LLC (the “Adviser”), on behalf of Aspiriant Income Opportunities Fund (the “Income Opportunities Fund”), and the proposed sub-advisory agreement between the Adviser and Nuveen Asset Management, LLC (“Nuveen”).

After their initial two-year term, the agreements must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Income Opportunities Fund and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to continue the agreements for an additional one-year term. In preparation for such meetings, the Board will request and review a wide variety of information from the Adviser and Nuveen.

Prior to and at the February meeting at which the Trustees considered the agreements, the Trustees requested and reviewed materials from the Adviser and Nuveen to help the Trustees evaluate the proposed fees of the Adviser and Nuveen and other aspects of the agreements. Representatives from the Adviser and Nuveen provided overviews of their advisory business and discussed their investment personnel, investment processes, and investment experience. The representatives discussed the services to be provided under the agreements and the proposed fee structure of the Income Opportunities Fund. The Board discussed the written materials, the Adviser’s and Nuveen’s oral presentations, and any other relevant information that the Board received, and considered the approval of the agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling, or determinative of its decision.

Based on the Trustees’ deliberations and evaluation of the information they received, the Trustees concluded that the Adviser’s and Nuveen’s proposed fees are fair and reasonable in light of the services to be provided by the Adviser and Nuveen and approved the agreements.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services to be provided by the Adviser and Nuveen to the Income Opportunities Fund, the Board reviewed, among other things, the Adviser’s and Nuveen’s personnel, experience, and compliance program. The Board considered the background and experience of the Adviser’s and Nuveen’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers who will be responsible for the day-to-day management of the Income Opportunities Fund. The Board also reviewed information pertaining to the Adviser’s and Nuveen’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Adviser and Nuveen to determine whether adequate resources were available to continue to provide a high level of service to the Income Opportunities Fund. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Income Opportunities Fund by the Adviser and Nuveen.

Performance

In addition to reviewing the investment performance of the Adviser and Nuveen in managing other accounts, the Board reviewed the historical performance of the limited partnership strategy (the “Private Fund”) that has been managed by the Adviser and Nuveen and that will be converting into the Income Opportunities Fund. The Board noted that the Private Fund performed well against its benchmark. The Board concluded that, within the context of its full deliberations, the Income Opportunities Fund should be in a position to benefit from the expertise of the Adviser and Nuveen in managing the Private Fund, as well as other investment pools.

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ASPIRIANT TRUST

OTHER INFORMATION (Continued)

August 31, 2015 (Unaudited)

Cost of Services

The Board reviewed the proposed advisory fee. The Board noted that the Adviser would be responsible for paying Nuveen out of the advisory fee it receives from the Income Opportunities Fund. The Board concluded that the proposed fees were fair and reasonable in light of the services that the Income Opportunities Fund expects to receive.

Profitability

The Board reviewed information about the estimated profitability of the Income Opportunities Fund to the Adviser, noting that the Adviser does not expect to make a profit during the Fund’s first fiscal year, and determined that it would evaluate profitability at a future meeting.

Economies of Scale

The Board considered the potential for economies of scale and noted that Nuveen’s fee schedule includes breakpoints.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS FOR

ASPIRIANT RISK MANAGED GLOBAL EQUITY FUND

At a meeting held on April 30, 2015, the Board of Trustees of Aspiriant Trust (the “Trust”) considered the renewal of the Trust’s advisory agreement with the Adviser, on behalf of Aspiriant Risk-Managed Global Equity Fund (the “Risk-Managed Fund”), and of the sub-advisory agreements between the Adviser and each of AQR Capital Management, LLC and Parametric Risk Advisors, LLC (collectively, the “Sub-Advisers”).

After their initial two-year term, the agreements must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Risk-Managed Fund and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to continue the agreements for an additional one-year term. In preparation for such meetings, the Board will request and review a wide variety of information from the Adviser and the Sub-Advisers.

Prior to and at the April meeting at which the Trustees considered the Trust’s agreements, the Trustees requested and reviewed materials from the Adviser and Sub-Advisers to help the Trustees evaluate the fees of the Adviser and Sub-Advisers under the agreements. Representatives from the Adviser and Sub-Advisers provided overviews of their advisory business and discussed their investment personnel, investment processes, and investment experience. The Board discussed the written materials, the Adviser’s and Sub-Advisers’ oral presentations, and any other relevant information that the Board received, and considered the approval of the agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling, or determinative of its decision.

Based on the Trustees’ deliberations and evaluation of the information they received, the Trustees concluded that the Adviser’s and Sub-Advisers’ proposed fees are fair and reasonable in light of the services to be provided by the Adviser and Sub-Advisers and approved the agreements.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided by the Adviser and Sub-Advisers to the Risk-Managed Fund, the Board reviewed, among other things, the Adviser’s and Sub-Advisers’ personnel, experience, and compliance program. The Board considered the background and experience of the Adviser’s and Sub-Advisers’ senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Risk-Managed Fund. The Board also reviewed information pertaining to the Adviser’s and Sub-Advisers’ organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Adviser and Sub-Advisers to determine whether adequate resources were available to continue to provide a high level of service to the Risk-Managed Fund. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services provided to the Risk-Managed Fund by the Adviser and Sub-Advisers.

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ASPIRIANT TRUST

OTHER INFORMATION (Continued)

August 31, 2015 (Unaudited)

Performance

The Board reviewed the specific performance of the various management approaches taken by the Adviser and Sub-Advisers. The Board reviewed peer group and benchmark comparative performance information from Morningstar. The Board noted that the Risk-Managed Fund is performing well against its peer group and is in line with its benchmark index. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of the Risk-Managed Fund.

Cost of Services

The Board reviewed the Risk-Managed Fund’s advisory fee and peer group comparative fee information. The Board noted that the Risk-Managed Fund’s advisory fee is within the range of advisory fees paid by the peer group of funds. The Board noted that the Adviser is responsible for paying the Sub-Advisers out of the advisory fee it receives from the Risk-Managed Fund. The Board further noted that the Adviser and Sub-Advisers had recently lowered fees and that the Risk-Managed Fund’s expense ratio has been decreasing. The Board concluded that the Risk-Managed Fund’s advisory fee is fair and reasonable in light of the services that the Risk-Managed Fund receives.

Profitability

The Board reviewed information about the profitability of the Risk-Managed Fund to the Adviser and Sub-Advisers and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Risk-Managed Fund. The Board concluded that, within the context of its full deliberations, the profitability of the Adviser and Sub-Advisers is within the range the Board considered reasonable.

Economies of Scale

The Board considered the potential for economies of scale, noting that the Sub-Advisers’ fee schedules include breakpoints and that the Adviser has decreased its fee, thereby reducing the amount that it retains after paying the Sub-Advisers.

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ASPIRIANT TRUST

OTHER INFORMATION (Continued)

August 31, 2015 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Funds’ website at www.aspiriantfunds.com.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q is available on the website of the U.S. Securities and Exchange Commission (“SEC”) at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. As of August 31, 2015, only the Risk-Managed Fund has submitted a Form N-Q to the SEC.

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ASPIRIANT TRUST

EXPENSE EXAMPLE

August 31, 2015 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2015 to August 31, 2015 for the Risk-Managed Fund and from July 1, 2015 (commencement of operations) to August 31, 2015 for the Income Opportunities Fund.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

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ASPIRIANT TRUST

EXPENSE EXAMPLE (Continued)

August 31, 2015 (Unaudited)

Risk-Managed Fund	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Annualized Expense Ratio(1)	Expense Paid During the Period from March 1, 2015 to August 31, 2015(1)
Actual	$1,000.00	$952.30	1.26%	$6.16
Hypothetical	$1,000.00	$1,018.69	1.26%	$6.37

Income Opportunities Fund	Beginning Account Value July 1, 2015	Ending Account Value August 31, 2015	Annualized Expense Ratio	Expense Paid During the Period from July 1, 2015 to August 31, 2015
Actual	$1,000.00	$1,008.00	0.70%(2)	$1.20(2)
Hypothetical	$1,000.00	$1,023.81	0.70%(3)	$3.58(3)

(1)

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/366 (to reflect the half-year period).

(2)

Expenses are equal to the annualized expense ratios for the period from July 1, 2015 (commencement of operations) through August 31, 2015, multiplied by the average account value over the period, multiplied by 62/366 (to reflect the partial period).

(3)

Expenses are equal to the annualized expense ratios for the period from July 1, 2015 (commencement of operations) through August 31, 2015, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

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ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

Advisor Shares (Ticker RMEAX)

ASPIRIANT INCOME OPPORTUNITIES FUND

(Ticker AIOFX)

Each a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

AQR Capital Management, LLC
Two Greenwich Plaza, 3rd Floor
Greenwich, CT 06830

Parametric Risk Advisors
274 Riverside Avenue
Westport, CT 06880

Aperio Group, LLC
Three Harbor Drive, Suite 315
Sausalito, CA 94965

Equity Investment Corporation
3007 Piedmont Road, NE Suite 200
Atlanta, GA

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

AUDITORS

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
2020 K Street, NW
Washington, DC 20006

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11.  Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Not applicable to semi-annual reports.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	11/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	11/9/15

By	/s/ Bret Magpiong
Title	Bret Magpiong, Treasurer and Principal Financial Officer

Date	11/9/15